UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copy to:

Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 260-455-2000

Date of fiscal year-end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments

Aggressive Growth Fund
Bond Fund
Capital Appreciation Fund
Core Fund
Equity Income Fund
Global Asset Allocation Fund
Growth Fund
Growth and Income Fund
Growth Opportunities Fund
International Fund
Managed Fund
Money Market Fund
Social Awareness Fund
Special Opportunities Fund
Conservative Profile Fund
Moderate Profile Fund
Moderately Aggressive Profile Fund
Aggressive Profile Fund

Item 2. Controls and procedures

Item 3. Exhibits

Signatures

Certifications

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Aggressive Growth Fund

September 30, 2006

	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock - 99.79%
Aerospace & Defense - 1.11%
Empresa Brasileira de Aeronautica ADR	24,600	$966,042
Rockwell Collins	39,300	2,155,212
		3,121,254
Automobiles & Automotive Parts - 0.27%
ITT	14,800	758,796
		758,796
Banking & Finance - 9.48%
†Affiliated Managers Group	4,800	480,528
BlackRock	8,700	1,296,300
†CBOT Holdings Class A	16,200	1,956,798
Chicago Mercantile Exchange	4,700	2,247,775
City National	7,400	496,244
†E Trade Financial	61,700	1,475,864
East West Bancorp	17,000	673,370
Eaton Vance	32,300	932,178
Federated Investors Class B	16,900	571,389
First Horizon National	15,900	604,359
Investors Financial Services	37,600	1,619,808
Janus Capital Group	34,100	672,452
Lazard Class A	13,300	531,734
Legg Mason	6,150	620,289
Mellon Financial	29,200	1,141,720
Moody's	36,200	2,366,756
Northern Trust	36,200	2,115,166
Nuveen Investments Class A	12,300	630,129
optionsXpress Holdings	15,000	418,200
Schwab (Charles)	25,200	451,080
SEI Investments	12,800	719,232
State Street	20,000	1,248,000
†SVB Financial Group	12,500	558,000
Synovus Financial	34,700	1,019,139
†TD Ameritrade Holding	65,000	1,225,250
UCBH Holdings	27,400	478,404
		26,550,164
Building & Materials - 1.73%
Centex	13,600	715,632
Fastenal	14,600	563,122
KB HOME	9,000	394,200
Lennar Class A	21,900	990,975
†Meritage Homes	8,500	353,685
Pulte Homes	12,000	382,320
Thor Industries	16,600	683,422
†Toll Brothers	11,800	331,344
Winnebago Industries	13,600	426,768
		4,841,468
Business Services - 3.78%
†Clear Channel Outdoor Holdings Class A	49,200	1,003,680
Corporate Executive Board	19,700	1,771,227
†Dun & Bradstreet	10,400	779,896
Fidelity National Information	17,400	643,800
Fluor	25,000	1,922,250
†ITT Educational Services	12,600	835,380
†LECG	30,000	562,800
Manpower	13,000	796,510
Ritchie Bros Auctioneers	17,100	916,731
Robert Half International	39,600	1,345,212
		10,577,486
Cable, Media & Publishing - 4.09%
Citadel Broadcasting	29,300	275,420
†Getty Images	27,000	1,341,360
Harte-Hanks	23,900	629,765
†Lamar Advertising Class A	31,400	1,677,074
McGraw-Hill Companies	9,100	528,073
Meredith	12,200	601,826
†Monster Worldwide	36,100	1,306,459
Omnicom Group	20,400	1,909,440
Rogers Communications	19,800	1,086,426
†Salem Communications Class A	26,000	294,060
Scripps (E.W.) Class A	11,200	536,816
WPP Group ADR	20,700	1,277,811
		11,464,530
Chemicals - 1.30%
Avery Dennison	8,900	535,513
Ecolab	28,500	1,220,370
Sigma-Aldrich	9,000	681,030
†Symyx Technologies	21,700	459,823
Valspar	27,800	739,480
		3,636,216
Computers & Technology - 10.11%
†Activision	55,288	834,849
†Adobe Systems	19,200	719,040
†American Reprographics	18,400	589,904
†Autodesk	28,200	980,796
†Avid Technology	11,100	404,262
†Baidu.com ADR	5,100	446,454
†Cadence Design Systems	36,800	624,128
CDW	11,400	703,152
†Check Point Software Technology	27,200	518,160
†CheckFree	21,500	888,380
†ChoicePoint	23,600	844,880
†Citrix Systems	24,000	869,040
†Cogent	49,500	679,635
†Cognizant Technology Solutions Class A	27,200	2,014,431
†Cognos	19,800	722,700
†Digital River	16,000	817,920
†DST Systems	8,900	548,863
†Electronic Arts	12,200	679,296
†F5 Networks	9,800	526,456
FactSet Research Systems	18,550	900,974
Fair Isaac	14,250	521,123
†Fiserv	12,300	579,207
Global Payments	17,600	774,576
Henry (Jack) & Associates	29,000	631,330
†Hyperion Solutions	15,000	517,200
†II-VI	16,000	398,720
†Intuit	48,500	1,556,364
†McAfee	37,800	924,588
National Instruments	15,150	414,201
†NAVTEQ	44,900	1,172,339
†Red Hat	41,700	879,036
†salesforce.com	13,000	466,440
Satyam Computer Services ADR	20,000	773,800
†Sina	14,500	364,675
†Synopsys	32,000	631,040
†THQ	30,950	902,812
†VeriSign	33,900	684,780
†Websense	18,000	388,980
†Zebra Technologies	11,750	419,945
		28,314,476
Consumer Services - 2.20%
†Apollo Group Class A	8,905	438,482
Block (H&R)	21,800	473,932
†DeVry	25,100	533,877
Equifax	21,700	796,607
†Iron Mountain	41,350	1,775,569
Paychex	53,400	1,967,790
†Universal Technical Institute	10,000	178,900
		6,165,157
Electronics & Electrical Equipment - 11.92%
†Altera	118,500	2,178,030
American Power Conversion	29,700	652,212
AMETEK	25,400	1,106,170
Analog Devices	65,500	1,925,045
†Broadcom Class A	56,150	1,703,591
†Cymer	10,200	447,882
†Dolby Laboratories Class A	17,700	351,345
†Fairchild Semiconductor	30,400	568,480
†FLIR Systems	20,400	554,064
Garmin	12,400	604,872
Gentex	20,000	284,200
†Integrated Device Technology	49,400	793,364
Intersil Class A	30,300	743,865
Jabil Circuit	34,800	994,236
KLA-Tencor	13,400	595,898
†Lam Research	15,200	689,016
Linear Technology	71,500	2,225,080
†Marvell Technology Group	72,800	1,410,136
Maxim Integrated Products	67,800	1,903,146
†MEMC Electronic Materials	31,000	1,135,530
Microchip Technology	69,500	2,253,190
National Semiconductor	85,600	2,014,168
†QLogic	23,600	446,040
Roper Industries	18,600	832,164
†Semtech	30,100	384,076
†Silicon Laboratories	41,200	1,278,024
Symbol Technologies	46,800	695,448
†Teradyne	80,000	1,052,800
†Thermo Electron	12,000	471,960
†Waters	21,600	978,048
Xilinx	97,000	2,129,150
		401,230
Energy - 8.30%
†Bill Barrett	49,400	1,213,264
BJ Services	62,600	1,886,138
†Cameron International	51,400	2,483,135
†Compton Petroleum	47,500	474,050
Consol Energy	43,000	1,364,390
†Core Laboratories NV	9,200	586,960
Diamond Offshore Drilling	12,000	868,440
Foundation Coal Holdings	32,000	1,035,840
†Grant Prideco	52,500	1,996,575
Hugoton Royalty Trust	1	26
†Mariner Energy	30,900	567,633
Murphy Oil	26,800	1,274,340
†Nabors Industries	22,300	663,425
Smith International	57,400	2,227,120
†Ultra Petroleum	29,900	1,438,489
†Weatherford International	47,600	1,985,872
Williams Cos	64,000	1,527,680
XTO Energy	39,133	1,648,673
		242,050
Environmental Services - 0.34%
†Stericycle	13,600	949,144
		949,144
Food, Beverage & Tobacco - 1.14%
Hershey	17,100	913,995
McCormick & Company	20,400	774,792
Wrigley (Wm) Jr.	32,875	1,514,223
		3,203,010
Health Care & Pharmaceuticals - 17.48%
†Alkermes	21,400	339,190
Allergan	17,007	1,915,158
†American Medical System Holdings	37,500	691,125
†Amylin Pharmaceuticals	20,600	907,842
†ArthroCare	11,200	524,832
†AtheroGenics	23,000	302,910
Avon Products	54,000	1,655,640
Bard (C.R.)	17,400	1,305,000
Becton, Dickinson	10,900	770,303
Biomet	22,600	727,494
†Celgene	55,700	2,411,809
†Cephalon	17,800	1,099,150
†Charles River Laboratories International	12,100	525,261
†Coventry Health Care	37,350	1,924,272
Dade Behring Holdings	14,900	598,384
†DaVita	21,200	1,226,844
†deCODE genetics	58,300	320,650
DENTSPLY International	23,800	716,618
†Edwards Lifesciences	13,000	605,670
†Express Scripts	20,500	1,547,545
†Gen-Probe	6,600	309,474
†Genzyme	9,400	634,218
Health Management Associates Class A	21,700	453,530
†Healthways	11,000	490,600
†Hologic	9,800	426,496
†Humana	21,900	1,447,371
†Integra LifeSciences Holdings	16,000	599,680
†Invitrogen	10,800	684,828
†Kyphon	14,900	557,558
†Laboratory Corporation of America Holdings	20,200	1,324,514
†LifePoint Hospitals	14,000	494,480
†Lincare Holdings	22,700	786,328
Manor Care	24,500	1,280,860
†Martek Biosciences	14,800	318,348
†Medco Health Solutions	26,200	1,574,882
†MedImmune	33,000	963,930
†Millennium Pharmaceuticals	34,400	342,280
†Millipore	11,300	692,690
†Myogen	13,300	466,564
†Nektar Therapeutics	32,100	462,561
†Neurocrine Biosciences	26,900	289,175
Omnicare	8,800	379,192
†OSI Pharmaceuticals	15,100	566,703
†Patterson	12,800	430,208
†PDL BioPharma	14,400	276,480
†QIAGEN	64,200	1,016,928
Quest Diagnostics	22,800	1,394,448
†ResMed	21,800	877,450
†Respironics	20,600	795,366
†Schein (Henry)	21,200	1,062,968
†Sepracor	18,600	900,984
†St. Jude Medical	56,500	1,993,885
†Techne	17,200	874,792
†Theravance	20,500	554,320
†Varian Medical Systems	24,200	1,292,038
†Ventana Medical Systems	8,200	334,806
†Vertex Pharmaceuticals	28,800	969,120
†Zimmer Holdings	8,000	540,000
		48,975,752
Industrial Machinery - 1.86%
Graco	31,300	1,222,578
IDEX	14,050	604,853
Joy Global	23,500	883,835
Pall	21,900	674,739
Precision Castparts	29,000	1,831,640
		5,217,645
Insurance - 2.01%
Ambac Financial Group	6,600	546,150
†Arch Capital Group	12,800	812,672
Axis Capital Holdings	14,800	513,412
Brown & Brown	18,000	550,080
Cigna	8,000	930,560
†Markel	1,600	657,056
Marsh & McLennan	16,000	450,400
MBIA	8,700	534,528
Willis Group Holdings	17,000	646,000
		5,640,858
Leisure, Lodging & Entertainment - 7.08%
Boyd Gaming	17,600	676,544
Brunswick	13,400	417,946
Choice Hotels International	24,100	985,690
†DreamWorks Animation SKG Class A	14,300	356,213
Harley-Davidson	37,800	2,371,950
Harrah's Entertainment	15,300	1,016,379
Hilton Hotels	67,900	1,891,015
International Game Technology	51,100	2,120,650
Marriott International Class A	49,600	1,916,544
MoneyGram International	54,100	1,572,146
Royal Caribbean Cruises	19,200	745,152
†Shuffle Master	36,950	998,020
Starwood Hotels & Resorts Worldwide	28,400	1,624,196
Station Casinos	17,200	994,676
†WMS Industries	18,500	540,385
†Wynn Resorts	23,800	1,618,638
		19,846,144
Packaging & Containers - 0.22%
Sealed Air	11,400	616,968
		616,968
Retail - 6.04%
Advance Auto Parts	17,000	559,980
†Amazon.Com	25,500	819,060
†Bed Bath & Beyond	45,200	1,729,352
†Cheesecake Factory	15,750	428,243
†Dick's Sporting Goods	22,000	1,001,440
Dollar General	56,200	766,006
Family Dollar Stores	33,500	979,540
Fred's	23,500	296,570
Men's Wearhouse	18,150	675,362
†O'Reilly Automotive	32,200	1,069,362
OSI Restaurant Partners	15,400	488,334
†Panera Bread Company Class A	10,700	623,275
PETsMART	35,400	982,350
Ross Stores	21,800	553,938
Staples	40,800	992,664
Tiffany & Co	40,700	1,351,240
Tim Hortons	17,900	470,770
TJX	64,600	1,810,737
†Urban Outfitters	26,000	459,940
Williams-Sonoma	26,700	864,813
		16,922,976
Telecommunications - 3.33%
†American Tower Class A	70,300	2,565,950
†Crown Castle International	70,700	2,491,468
†Juniper Networks	50,700	876,096
†NeuStar Class A	16,100	446,775
†NII Holdings Class B	21,300	1,324,008
†SBA Communications Class A	37,000	900,210
†Time Warner Telecom Class A	37,400	710,974
		9,315,481
Textiles, Apparel & Furniture - 1.62%
Cintas	31,800	1,298,394
†Coach	53,400	1,836,960
Harman International	12,300	1,026,312
HNI	9,000	374,220
		4,535,886
Transportation & Shipping - 3.65%
Expeditors International	26,800	1,194,744
Grainger (W.W.)	20,000	1,340,400
Landstar System	27,400	1,169,980
Robinson (C.H.) Worldwide	27,000	1,203,660
SkyWest	78,000	1,912,560
Southwest Airlines	96,500	1,607,690
UTi Worldwide	63,900	1,787,283
		10,216,317
Utilities - 0.73%
†AES	100,000	2,039,000
		2,039,000
Total Common Stock (cost $231,542,263)		279,552,008
	Principal
	Amount
	(U.S. $)
≠Commercial Paper - 0.25%
Rabobank USA Finance 5.352% 10/2/06	$710,000	709,894
Total Commercial Paper (cost $709,894)		709,894
Total Market Value of Securities - 100.04%
(cost $232,252,157)		280,261,902
Liabilities Net of Receivables and Other Assets (See Notes) - (0.04%)		(119,850)
Net Assets Applicable to 25,422,343 Shares Outstanding - 100.00%		$280,142,052

†Non-income producing security for the period ended September 30, 2006.
≠The interest rate shown is the effective yield as of the time of purchase.
ADR - American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Aggressive Growth Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                  $233,134,195
Aggregate unrealized appreciation                                61,757,586
Aggregate unrealized depreciation              (14,629,879)
Net unrealized appreciation             $ 47,127,707

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $212,853,455 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $120,856,683 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Bond Fund

September 30, 2006

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
Agency Asset-Backed Securities - 0.03%
•Fannie Mae Grantor Trust Series 2004-T4 A3 4.42% 8/25/24	$389,869	$388,173
Total Agency Asset-Backed Securities (cost $389,772)		388,173
Agency Collateralized Mortgage Obligations - 2.84%
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	1,631,223	1,591,135
Series 2005-110 MB 5.50% 9/25/35	3,110,000	3,118,916
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	868,301	937,518
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	1,898,682	1,942,829
Freddie Mac
Series 2662 MA 4.50% 10/15/31	2,947,419	2,888,723
Series 2872 GC 5.00% 11/15/29	3,005,000	2,936,673
Series 2890 PC 5.00% 7/15/30	3,780,000	3,699,119
Series 2915 KP 5.00% 11/15/29	2,920,000	2,857,046
Series 3022 MB 5.00% 12/15/28	5,770,000	5,685,704
Series 3063 PC 5.00% 2/15/29	3,900,000	3,837,389
◆Freddie Mac Structured Pass-Through Securities
Series T-58 2A 6.50% 9/25/43	1,453,117	1,482,893
•Series T-60 1A4C 5.395% 3/25/44	2,800,000	2,781,593
Government National Mortgage Association
Series 2002-61 BA 4.648% 3/16/26	1,274,767	1,260,427
Series 2003-5 B 4.486% 10/16/25	3,580,000	3,506,353
Total Agency Collateralized Mortgage Obligations (cost $39,001,024)		38,526,318
Agency Mortgage-Backed Securities - 19.92%
Fannie Mae 6.50% 8/1/17	1,399,832	1,425,118
Fannie Mae Relocation 15 yr 4.00% 9/1/20	6,078,238	5,725,055
Fannie Mae Relocation 30 yr
4.00% 3/1/35	2,970,177	2,714,537
5.00% 1/1/34	1,392,560	1,350,827
5.00% 10/1/35	3,682,507	3,567,056
5.00% 2/1/36	5,226,443	5,060,203
Fannie Mae S.F. 15 yr TBA
5.00% 10/1/21	6,260,000	6,152,403
5.50% 10/1/36	16,025,000	16,020,000
6.00% 10/1/21	4,025,000	4,086,631
Fannie Mae S.F. 30 yr
5.50% 3/1/29	2,588,825	2,564,046
5.50% 4/1/29	4,373,112	4,331,254
7.50% 4/1/32	48,361	49,983
7.50% 11/1/34	265,860	274,739
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/36	41,860,000	40,237,924
5.50% 10/25/36	106,300,000	104,738,665
6.00% 10/1/36	25,735,000	25,855,646
6.50% 10/25/36	13,780,000	14,034,076
7.00% 10/1/36	6,020,000	6,183,672
•Freddie Mac ARM 4.039% 4/1/34	1,258,748	1,257,837
Freddie Mac Balloon 7 yr 3.50% 10/1/10	337,287	320,443
Freddie Mac Relocation 30 yr 5.00% 9/1/33	2,886,394	2,813,303
Freddie Mac S.F. 15 yr 4.00% 2/1/14	1,763,482	1,700,551
Freddie Mac S.F. 30 yr TBA
5.00% 10/1/36	2,720,000	2,616,300
6.00% 10/1/36	13,295,000	13,365,623
Government National Mortgage Association S.F. 30 yr TBA 6.50% 10/1/36	3,290,000	3,374,306
Total Agency Mortgage-Backed Securities (cost $269,091,255)		269,820,198
Agency Obligations - 1.24%
^Fannie Mae 5.405% 10/9/19	7,605,000	3,747,219
Federal Home Loan Bank 4.25% 9/14/07	12,195,000	12,096,416
Freddie Mac 4.75% 1/19/16	950,000	935,622
Total Agency Obligations (cost $16,856,144)		16,779,257
Collateralized Debt Obligations - 0.12%
@=#Alliance Capital Funding CBO Series 1 A3 144A 5.84% 2/15/10	66,046	66,046
@=#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11	989,379	989,688
@=#ML CBO 1999-PUTNUM-1 144A 7.515% 8/10/11	23,951	24,119
@=#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14	500,000	501,993
Total Collateralized Debt Obligation (cost $1,601,954)		1,581,846
Commercial Mortgage-Backed Securities - 4.11%
Bank of America Commercial Mortgage Securities
•Series 2006-3 A4 5.889% 7/10/44	7,480,000	7,774,064
Series 2006-4 A4 5.634% 7/10/46	2,525,000	2,576,068
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	3,280,000	3,278,086
◆Commercial Mortgage Pass-Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	2,279,651	2,369,196
Series 2006-C7 A2 5.69% 6/10/46	2,145,000	2,187,656
#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	712,000	752,862
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	1,170,000	1,186,317
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	1,685,000	1,658,390
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31	240,000	244,037
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	1,605,000	1,682,360
•#GS Mortgage Securities Series 2006-RR2 A1 144A 5.816% 6/23/46	2,685,000	2,715,022
#Hilton Hotel Pool Trust Series 2000-HLTA A1 144A 7.055% 10/3/15	876,108	910,204
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	2,975,000	2,997,346
Series 2003-C1 A2 4.985% 1/12/37	3,640,000	3,586,320
•Series 2006-LDP7 AJ 5.875% 4/15/45	1,365,000	1,416,610
•#Series 2006-RR1A A1 144A 5.609% 10/18/52	2,725,000	2,746,282
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	3,305,000	3,494,175
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	749,500	724,120
•Series 2004-BPC1 A3 4.467% 10/12/41	1,975,000	1,909,291
#Series 2005-GGP1 E 144A 4.33% 11/15/10	625,000	618,449
#Series 2005-GGP1 F 144A 4.35% 11/15/10	610,000	603,415
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31	1,145,000	1,158,110
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.347% 2/15/33	595,000	633,315
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	2,998,339	2,889,532
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	2,590,000	2,524,624
Series 2006-1 B 5.588% 2/15/36	1,195,000	1,198,377
Series 2006-1 C 5.707% 2/15/36	1,900,000	1,906,828
Total Commercial Mortgage-Backed Securities (cost $55,712,447)		55,741,056
Corporate Bonds - 39.71%
Banking - 6.36%
•#Barclays Bank 144A
5.926% 12/31/49	2,600,000	2,599,454
7.375% 6/29/49	2,205,000	2,386,961
Citigroup 6.125% 8/25/36	1,610,000	1,661,629
Credit Suisse First Boston USA 6.125% 11/15/11	3,850,000	3,997,347
First Union Institutional Capital II 7.85% 1/1/27	4,195,000	4,374,953
•#Glitnir Banki HF 144A 6.693% 6/15/16	2,340,000	2,395,275
HSBC Holdings 6.50% 5/2/36	2,530,000	2,694,840
JP Morgan Chase Capital 6.55% 9/29/36	7,420,000	7,511,638
Marshall & Ilsley 3.95% 8/14/09	5,325,000	5,164,978
•MUFG Capital Finance 1 6.346% 7/29/49	2,215,000	2,237,010
Popular North America
4.25% 4/1/08	3,495,000	3,433,058
•5.886% 4/6/09	2,000,000	2,006,180
Popular North America Capital Trust I 6.564% 9/15/34	4,443,000	4,333,502
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	2,130,000	2,087,649
•RBS Capital Trust I 4.709% 12/29/49	4,890,000	4,585,519
•#Resona Bank 144A 5.85% 9/29/49	4,390,000	4,299,566
•#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49	5,590,000	5,794,981
•#Shinsei Finance 144A 6.418% 1/29/49	1,565,000	1,557,086
Sovereign Capital Trust VI 7.908% 6/13/36	2,840,000	3,148,259
•#Sumitomo Mitsui Banking 144A 5.625% 7/29/49	5,410,000	5,274,296
Suntrust Capital II 7.90% 6/15/27	3,330,000	3,480,026
•UBS Preferred Funding Trust V 6.243% 5/29/49	2,930,000	3,033,617
#Wachovia Capital Trust I 144A 7.64% 1/15/27	3,880,000	4,042,762
•Wachovia Capital Trust III 5.80% 8/29/49	4,050,000	4,064,928
		86,165,514
Basic Industry - 0.67%
Lubrizol 4.625% 10/1/09	1,387,000	1,361,572
Newmont Gold 8.91% 1/5/09	319,661	332,447
Southern Copper 7.50% 7/27/35	100,000	105,161
Southern Peru Copper 7.50% 7/27/35	2,975,000	3,128,551
#Stora Enso Oyj 144A 7.25% 4/15/36	1,815,000	1,884,963
Valspar 6.00% 5/1/07	10,000	10,027
Weyerhaeuser 7.125% 7/15/23	2,215,000	2,231,398
		9,054,119
Brokerage - 1.71%
•Ameriprise Financial 7.518% 6/1/66	2,705,000	2,906,320
AMVESCAP 4.50% 12/15/09	2,345,000	2,287,920
E Trade Financial 8.00% 6/15/11	770,000	800,800
Goldman Sachs 6.345% 2/15/34	2,225,000	2,217,958
LaBranche & Company 9.50% 5/15/09	1,385,000	1,450,788
Merrill Lynch
6.05% 5/16/16	2,230,000	2,310,166
6.22% 9/15/26	3,715,000	3,789,883
Morgan Stanley
5.375% 10/15/15	283,000	279,931
6.25% 8/9/26	3,735,000	3,877,695
Nuveen Investments 5.00% 9/15/10	3,280,000	3,220,793
		23,142,254
Capital Goods - 0.91%
Caterpillar 6.05% 8/15/36	1,670,000	1,744,596
General Electric 5.00% 2/1/13	3,912,000	3,872,982
Honeywell International 5.70% 3/15/36	1,635,000	1,647,776
Masco 6.125% 10/3/16	1,565,000	1,556,921
#Siemens Finance 144A 6.125% 8/17/26	2,115,000	2,174,831
United Technologies 6.05% 6/1/36	1,300,000	1,383,694
		12,380,800
Communications - 5.07%
AT&T
7.30% 11/15/11	2,785,000	3,021,848
8.00% 11/15/31	1,650,000	2,022,798
BellSouth 4.20% 9/15/09	1,485,000	1,441,242
British Telecommunications 8.875% 12/15/30	1,815,000	2,428,296
Citizens Communications 9.25% 5/15/11	3,135,000	3,472,013
Comcast
•5.80% 7/14/09	1,610,000	1,613,972
6.50% 11/15/35	1,485,000	1,500,235
Cox Communications 4.625% 1/15/10	1,835,000	1,786,257
Embarq 6.738% 6/1/13	1,935,000	1,993,530
GTE California 7.65% 3/15/07	5,110,000	5,159,857
News America Holdings 7.75% 12/1/45	1,710,000	1,913,095
Nextel Communications 6.875% 10/31/13	3,915,000	3,989,470
Sprint Capital
7.625% 1/30/11	2,910,000	3,136,119
8.75% 3/15/32	4,580,000	5,601,279
Telecom Italia Capital
4.00% 1/15/10	3,740,000	3,546,358
•6.108% 7/18/11	3,810,000	3,784,995
7.20% 7/18/36	4,430,000	4,567,298
Telefonica Emis
•5.69% 6/19/09	2,025,000	2,027,756
5.984% 6/20/11	1,345,000	1,371,899
6.421% 6/20/16	1,100,000	1,133,748
7.045% 6/20/36	1,060,000	1,122,234
Telefonos de Mexico 4.50% 11/19/08	3,130,000	3,083,560
Time Warner Entertainment 8.375% 3/15/23	922,000	1,067,301
Triton Communications 8.50% 6/1/13	1,685,000	1,571,263
#Viacom 144A
•5.74% 6/16/09	3,095,000	3,099,256
5.75% 4/30/11	2,090,000	2,087,904
#Windstream 144A
8.125% 8/1/13	450,000	479,813
8.625% 8/1/16	675,000	725,625
		68,749,021
Consumer Cyclical - 4.61%
Centex
4.875% 8/15/08	5,095,000	5,040,351
•5.739% 8/1/07	2,605,000	2,607,967
Corrections Corporation of America 7.50% 5/1/11	767,000	788,093
•DaimlerChrysler Holdings 5.918% 8/3/09	3,560,000	3,560,075
Ford Motor 7.45% 7/16/31	1,540,000	1,197,350
Ford Motor Credit 9.875% 8/10/11	3,105,000	3,216,159
Fortune Brands 5.125% 1/15/11	2,140,000	2,103,588
General Motors 8.375% 7/15/33	2,590,000	2,253,300
General Motors Acceptance Corporation
6.875% 9/15/11	9,355,000	9,315,053
8.00% 11/1/31	3,475,000	3,643,440
Home Depot 5.40% 3/1/16	980,000	975,310
Johnson Controls 5.00% 11/15/06	1,120,000	1,118,895
Lodgenet Entertainment 9.50% 6/15/13	1,675,000	1,800,625
Mandalay Resort 9.50% 8/1/08	845,000	899,925
May Department Stores 3.95% 7/15/07	4,077,000	4,023,147
MGM MIRAGE 9.75% 6/1/07	1,995,000	2,052,356
Neiman Marcus 10.375% 10/15/15	1,950,000	2,115,750
Penney (J.C.)
7.625% 3/1/97	6,560,000	6,763,064
8.00% 3/1/10	1,455,000	1,566,235
Tandy 6.95% 9/1/07	55,000	55,430
Time Warner 8.18% 8/15/07	4,730,000	4,840,890
Visteon 8.25% 8/1/10	2,565,000	2,513,700
		62,450,703
Consumer Non-Cyclical - 2.45%
AmerisourceBergen
5.625% 9/15/12	20,000	19,759
5.875% 9/15/15	4,260,000	4,197,702
Anheuser Busch 5.75% 4/1/36	1,545,000	1,561,488
Baxter International 5.196% 2/16/08	1,835,000	1,829,044
Boston Scientific 6.40% 6/15/16	2,280,000	2,303,470
Diageo Capital 5.875% 9/30/36	570,000	559,742
HCA 5.50% 12/1/09	2,470,000	2,479,263
Kraft Foods 6.50% 11/1/31	135,000	146,178
Kroger 6.375% 3/1/08	2,415,000	2,440,696
Medco Health Solutions 7.25% 8/15/13	1,205,000	1,309,664
MedPartners 7.375% 10/1/06	7,668,000	7,667,999
Medtronic 4.75% 9/15/15	1,440,000	1,370,794
Schering-Plough 6.75% 12/1/33	273,000	301,775
US Oncology 9.00% 8/15/12	1,605,000	1,669,200
UST 6.625% 7/15/12	2,510,000	2,656,953
Wyeth 5.50% 2/1/14	2,610,000	2,618,848
		33,132,575
Electric - 5.31%
•Alabama Power Capital Trust IV 4.75% 10/1/42	4,775,000	4,747,931
Ameren 4.263% 5/15/07	2,456,000	2,439,294
Avista
7.75% 1/1/07	2,872,000	2,885,648
9.75% 6/1/08	2,265,000	2,408,830
•Avista Capital Trust III 6.50% 4/1/34	990,000	994,560
#Caithness Coso Fund 144A 5.489% 6/15/19	2,158,553	2,163,103
CC Fund Trust I 6.90% 2/16/07	2,011,000	2,020,771
Commonwealth Edison 5.95% 8/15/16	4,435,000	4,504,705
Consumers Energy 6.00% 2/15/14	3,965,000	4,064,601
Dominion Resources 5.687% 5/15/08	2,995,000	3,008,406
Duke Capital
4.331% 11/16/06	1,421,000	1,418,778
5.668% 8/15/14	2,816,000	2,793,010
FPL Group Capital
5.625% 9/1/11	2,480,000	2,511,737
•6.35% 10/1/66	6,000,000	6,084,971
•Nisource Finance 5.968% 11/23/09	1,945,000	1,946,264
Northern States Power 6.25% 6/1/36	2,480,000	2,662,320
Oncor Electric Delivery 7.00% 9/1/22	1,730,000	1,879,405
Pepco Holdings
5.50% 8/15/07	3,360,000	3,359,919
•6.025% 6/1/10	2,685,000	2,696,583
#Power Contract Financing 144A 6.256% 2/1/10	4,115,447	4,149,473
•Progress Energy 5.957% 1/15/10	3,170,000	3,183,758
PSEG Funding Trust I 5.381% 11/16/07	5,760,000	5,752,668
Puget Sound Energy 5.483% 6/1/35	1,585,000	1,459,002
Southern Capital Funding 5.30% 2/1/07	1,621,000	1,618,145
TECO Energy 7.20% 5/1/11	210,000	219,975
Xcel Energy 6.50% 7/1/36	925,000	979,215
		71,953,072
Energy - 0.93%
Anadarko Petroleum
5.95% 9/15/16	1,480,000	1,500,476
6.45% 9/15/36	1,460,000	1,496,277
#Canadian Oil Sands 144A 4.80% 8/10/09	2,745,000	2,695,324
Nexen 5.875% 3/10/35	715,000	683,995
#Ras Laffan LNG III 144A 5.832% 9/30/16	1,425,000	1,432,909
#TNK-BP Finance 144A 7.50% 7/18/16	1,765,000	1,847,125
USX 9.125% 1/15/13	2,507,000	2,991,894
		12,648,000
Finance - 2.20%
•American Express 6.80% 9/1/66	1,755,000	1,856,186
American General Finance 4.875% 7/15/12	2,400,000	2,337,372
HSBC Finance 4.625% 9/15/10	2,810,000	2,755,079
•HSBC Finance Capital Trust IX 5.911% 11/30/35	2,300,000	2,303,491
International Lease Finance 4.625% 6/2/08	315,000	311,756
Residential Capital
6.00% 2/22/11	2,040,000	2,039,451
6.125% 11/21/08	2,400,000	2,410,579
6.375% 6/30/10	1,901,000	1,924,974
6.50% 4/17/13	3,715,000	3,777,720
•6.693% 11/21/08	1,305,000	1,320,086
6.875% 6/30/15	4,780,000	4,973,313
•#Residential Capital 144A 7.337% 4/17/09	3,720,000	3,739,322
		29,749,329
Industrial-Other - 0.25%
President and Fellows of Harvard College 6.30% 10/1/37	3,195,000	3,421,177
		3,421,177
Insurance - 5.09%
AmerUs Group 6.583% 5/16/11	3,330,000	3,461,302
#Farmers Exchange Capital 144A 7.05% 7/15/28	1,665,000	1,711,312
#Farmers Insurance Exchange 144A
6.00% 8/1/14	2,205,000	2,197,002
8.625% 5/1/24	7,545,000	8,960,517
•#Great West Life 144A 7.153% 5/16/46	1,760,000	1,831,102
Hartford Financial Services Group 5.663% 11/16/08	2,465,000	2,483,290
#Liberty Mutual 144A 6.70% 8/15/16	1,745,000	1,815,676
Marsh & McLennan
5.15% 9/15/10	3,600,000	3,549,989
•5.64% 7/13/07	3,345,000	3,345,007
MetLife 5.00% 6/15/15	1,645,000	1,595,331
Montpelier Re Holdings 6.125% 8/15/13	1,735,000	1,678,415
#Mutual of Omaha 144A 6.80% 6/15/36	1,585,000	1,680,677
#Nationwide Mutual Insurance 144A 7.875% 4/1/33	2,655,000	3,115,335
•◆#North Front Pass-Through Trust 144A 5.81% 12/15/24	5,270,000	5,185,986
PMI Group 5.568% 11/15/08	3,180,000	3,186,777
Safeco Capital I 8.072% 7/15/37	4,240,000	4,462,303
St. Paul Travelers 5.01% 8/16/07	2,455,000	2,440,579
•◆#Twin Reefs Pass-Through Trust 144A 6.33% 12/31/49	5,200,000	5,209,090
WellPoint
4.25% 12/15/09	1,375,000	1,335,236
5.85% 1/15/36	1,610,000	1,566,973
Willis Group
5.125% 7/15/10	2,440,000	2,400,718
5.625% 7/15/15	2,195,000	2,109,573
•#ZFS Finance USA Trust I 144A 6.45% 12/15/65	3,640,000	3,606,530
		68,928,720
Natural Gas - 1.71%
Atmos Energy 4.00% 10/15/09	2,715,000	2,603,272
Enterprise Products Operating
4.00% 10/15/07	2,510,000	2,472,443
4.625% 10/15/09	2,295,000	2,244,684
Oneok 5.51% 2/16/08	2,230,000	2,231,581
Sempra Energy
4.621% 5/17/07	710,000	706,664
•5.863% 5/21/08	2,815,000	2,820,129
Southern Union 6.15% 8/16/08	4,995,000	5,031,748
Valero Logistics Operations 6.05% 3/15/13	4,960,000	5,036,688
		23,147,209
Real Estate - 0.63%
•Brandywine Operating Partnership 5.958% 4/1/09	3,235,000	3,240,910
Developers Diversified Realty
4.625% 8/1/10	2,995,000	2,905,402
5.375% 10/15/12	480,000	475,691
HRPT Properties Trust 5.75% 2/15/14	1,905,000	1,901,323
		8,523,326
Technology - 0.58%
Motorola 4.608% 11/16/07	5,760,000	5,717,318
SunGard Data Systems 10.25% 8/15/15	2,046,000	2,117,610
		7,834,928
Transportation - 1.23%
American Airlines
3.857% 7/9/10	3,741,505	3,544,702
6.817% 5/23/11	3,195,000	3,143,081
Continental Airlines 6.503% 6/15/11	4,275,000	4,354,300
#Erac USA Finance 144A 7.35% 6/15/08	5,415,000	5,587,295
		16,629,378
Total Corporate Bonds (cost $531,208,105)		537,910,125
Foreign Agencies - 0.45%
Pemex Project Funding Master Trust
6.125% 8/15/08	3,457,000	3,486,384
6.625% 6/15/35	2,710,000	2,665,963
#144A 6.625% 6/15/35	15,000	14,756
Total Foreign Agencies (cost $6,000,040)		6,167,103
Municipal Bonds - 1.22%
California State 5.00% 2/1/33	5,000	5,194
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	2,090,000	2,210,217
Illinois State Taxable Pension 5.10% 6/1/33	2,845,000	2,731,485
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	1,200,000	1,271,268
Mississippi Single Family Mortgage Revenue Series G 6.93% 11/1/23 (GNMA) (FNMA)	74,993	75,063
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	2,060,000	2,215,777
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	2,185,000	2,336,683
Oregon State Taxable Pension 5.892% 6/1/27	2,915,000	3,062,208
Sales Tax Asset Receivables Series B 4.66% 10/15/14 (FGIC)	400,000	387,852
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	690,000	690,938
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	1,455,000	1,494,314
Total Municipal Bonds (cost $16,042,882)		16,480,999
Non-Agency Asset-Backed Securities - 4.79%
#Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16	556,040	540,562
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17	2,140,000	2,001,626
Countrywide Asset-Backed Certificates
#Series 2004-BC1N 144A 5.50% 4/25/35	117,712	116,264
•Series 2005-12 2A2 4.898% 2/25/36	985,000	976,968
•Series 2006-11 1AF3 6.05% 9/25/46	3,843,000	3,895,540
•Series 2006-15 A3 5.689% 10/25/46	3,215,000	3,231,441
Series 2006-S2 A2 5.627% 7/25/27	3,540,000	3,544,371
Series 2006-S3 A2 6.085% 6/25/21	3,680,000	3,725,179
•Series 2006-S6 A2 5.519% 3/25/34	3,990,000	3,986,165
Credit-Based Asset Service and Securitization
Series 2005-CB8 AF1B 5.451% 12/25/35	2,284,758	2,274,549
★#Series 2006-SL1 A2 144A 5.556% 9/25/36	3,641,000	3,644,273
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	2,880,000	2,928,444
•General Motors Acceptance Corporation Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	1,445,000	1,447,965
GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36	4,234,627	4,228,360
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	2,415,348	2,363,268
•Merrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36	778,081	774,591
Mid-State Trust
Series 11 A1 4.864% 7/15/38	876,569	842,951
Series 2004-1 A 6.005% 8/15/37	550,853	560,287
Series 2005-1 A 5.745% 1/15/40	578,451	579,898
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37	1,395,000	1,394,440
Renaissance Home Equity Loan Trust
Series 2004-4 AF2 3.856% 2/25/35	896,592	892,523
Series 2005-4 A2 5.399% 2/25/36	1,820,000	1,813,742
Series 2005-4 A3 5.565% 2/25/36	1,190,000	1,191,500
Series 2006-1 AF3 5.608% 5/25/36	1,435,000	1,435,423
Series 2006-2 AF3 5.797% 8/25/36	1,300,000	1,310,167
•Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31	1,639,338	1,622,319
Residential Funding Mortgage Securities Series II 2006-HI2 A3 5.79% 2/25/36	3,420,000	3,443,981
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33	65,901	6,590
#Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34	186,999	186,999
#Sierra Receivables Funding Company 144A
Series 2003-1A A 3.09% 1/15/14	491,743	484,701
Series 2003-2A A1 3.03% 12/15/15	627,811	613,033
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	1,862,673	1,670,960
Series 2005-2XS 1A2A 4.51% 2/25/35	7,290,000	7,153,563
Total Non-Agency Asset-Backed Securities (cost $64,920,557)		64,882,643

Non-Agency Collateralized Mortgage Obligations - 15.29%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	2,363,368	2,362,631
Series 2004-2 1A1 6.00% 3/25/34	2,240,409	2,239,710
Series 2004-10 1CB1 6.00% 11/25/34	1,181,970	1,186,132
Series 2004-11 1CB1 6.00% 12/25/34	4,052,393	4,070,027
Series 2005-9 5A1 5.50% 10/25/20	3,442,629	3,423,265
•Bank of America Funding Securities Series 2006-F 1A2 5.175% 7/20/36	4,307,506	4,250,970
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.086% 5/25/33	56,588	56,937
•Series 2004-L 4A1 5.164% 1/25/35	2,258,313	2,228,252
Series 2005-9 2A1 4.75% 10/25/20	6,457,852	6,345,601
•Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35	1,400,464	1,371,264
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.205% 5/25/36	3,558,898	3,610,166
Series 2006-3 34A1 6.217% 5/25/36	5,415,579	5,494,519
Series 2006-4 23A5 6.246% 8/25/36	4,170,053	4,215,673
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	5,053,707	5,005,498
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	3,024,450	2,991,277
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	1,642,079	1,640,540
•Series 2004-J7 1A2 4.673% 8/25/34	1,336,743	1,325,902
Series 2005-57CB 4A3 5.50% 12/25/35	4,438,398	4,434,356
•Series 2005-63 3A1 5.896% 11/25/35	4,714,890	4,720,491
Series 2005-85CB 2A2 5.50% 2/25/36	5,414,060	5,423,317
Series 2006-2CB A3 5.50% 3/25/36	4,922,886	4,944,901
◆Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-1 A2 6.00% 3/25/36	3,476,654	3,476,226
•Series 2006-HYB3 3A1A 6.124%5/20/36	4,535,886	4,594,646
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	413,554	418,191
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	756,896	801,107
•Series 2004-AR5 4A1 5.682% 10/25/34	1,732,758	1,725,410
•General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 4A 5.185% 5/25/35	3,747,269	3,665,246
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	698,861	733,207
Series 1999-3 A 8.00% 8/19/29	1,265,529	1,336,133
Series 2005-RP1 1A3 8.00% 1/25/35	3,030,909	3,212,936
Series 2005-RP1 1A4 8.50% 1/25/35	2,730,829	2,896,330
Series 2006-RR1 1A3 8.00% 1/25/36	1,604,226	1,698,555
•Indymac Index Mortgage Loan Trust Series 2006-AR7 5A1 6.159% 5/25/36	3,086,845	3,124,905
•JPMorgan Mortgage Trust
Series 2005-A6 1A2 5.151% 9/25/35	4,865,000	4,872,411
Series 2006-A2 3A3 5.685% 4/25/36	3,729,000	3,740,909
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	3,520,628	3,522,996
•MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.862% 12/25/33	1,783,982	1,804,860
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	406,326	416,474
Series 2003-9 1A1 5.50% 12/25/18	2,282,516	2,271,103
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	2,594,162	2,742,986
Series 2005-2 1A4 8.00% 5/25/35	3,286,280	3,483,457
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	4,685,000	4,614,763
•Series 2006-AF1 1A2 6.159% 5/25/36	105,000	106,038
Residential Accredit Loans Series 2005-QS9 A6 5.50% 6/25/35	1,240,000	1,211,964
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	1,708,332	1,738,055
•Residential Funding Mortgage Security Series 2006-SA3 3A1 6.093% 9/25/36	4,711,014	4,747,819
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34	1,930,527	1,910,015
•Structured Asset Securities
Series 2002-22H 1A 6.96% 11/25/32	408,008	416,169
Series 2005-6 B2 5.344% 5/25/35	830,743	790,524
◆Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	2,727,675	2,727,577
Series 2006-2 2CB 6.50% 3/25/36	3,161,482	3,200,014
Series 2006-5 2CB3 6.00% 7/25/36	4,398,869	4,447,406
Series 2006-5 LB1 6.00% 7/25/36	1,996,582	1,989,711
•Series 2006-AR5 3A 5.503% 7/25/46	3,225,118	3,228,771
Washington Mutual
•Series 2003-AR4 A7 3.95% 5/25/33	842,798	826,388
Series 2004-CB3 4A 6.00% 10/25/19	2,917,536	2,948,624
•Series 2006-AR8 1A5 5.941% 8/25/46	984,093	989,282
•Series 2006-AR8 2A3 6.17% 8/25/36	674,837	680,847
•Series 2006-AR10 1A1 5.98% 9/25/36	4,947,157	4,992,437
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-I 1A1 3.379% 7/25/34	2,474,377	2,486,330
•Series 2004-T A1 3.461% 9/25/34	2,482,511	2,478,821
Series 2005-14 2A1 5.50% 12/25/35	3,167,723	3,079,623
Series 2005-17 1A1 5.50% 1/25/36	10,084,225	9,825,823
Series 2006-7 2A1 6.00% 6/25/36	7,794,525	7,765,295
•Series 2006-AR4 1A1 5.868% 4/25/36	2,278,096	2,278,074
•Series 2006-AR4 2A1 5.79% 4/25/36	9,297,224	9,268,311
•Series 2006-AR10 5A1 5.606% 7/25/36	4,299,580	4,304,353
•Series 2006-AR12 2A2 6.124% 9/25/36	2,215,725	2,232,933
Total Non-Agency Collateralized Mortgage Obligations (cost $206,412,561)		207,165,484
U.S. Treasury Obligations - 7.08%
U.S. Treasury Bonds 4.50% 2/15/36	2,535,000	2,429,838
U.S. Treasury Inflation Index Bonds 2.00% 1/15/26	4,228,950	4,057,153
U.S. Treasury Inflation Index Notes
2.375% 4/15/11	4,828,504	4,835,109
2.50% 7/15/16	11,571,054	11,806,097
3.00% 7/15/12	12,488,310	12,961,017
U.S. Treasury Notes
4.625% 8/31/11	6,840,000	6,849,624
∞4.875% 8/31/08	27,565,000	27,650,066
4.875% 8/15/16	15,840,000	16,144,429
^U.S. Treasury Strip 4.293% 11/15/13	12,705,000	9,184,470
Total U.S. Treasury Obligations (cost $96,064,873)		95,917,803
	Number of
	Shares
Warrant - 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	4,350	0
Total Warrant (cost $370,046)		0

	Principal
	Amount (U.S $)
≠Commercial Paper - 19.58%
Amstel Funding 5.311% 12/22/06	$26,888,000	26,569,418
BASF 5.314% 10/24/06	15,000,000	14,949,496
BMW US Capital 5.354% 10/2/06	45,000,000	44,993,312
Danske 5.307% 10/24/06	8,000,000	7,973,116
DnB NOR Bank ASA 5.297% 10/16/06	9,355,000	9,334,497
Rabobank USA Finance 5.354% 10/2/06	45,000,000	44,993,312
Starbird Funding 5.308% 11/2/06	17,750,000	17,666,851
Swedish National Finance 5.314% 1/22/07	20,000,000	19,674,578
Three Pillars 5.280% 10/2/06	20,315,000	20,312,032
Total Capital 5.354% 10/2/06	45,000,000	44,993,312
UBS Finance 5.354% 10/2/06	13,720,000	13,717,961
Total Commercial Paper (cost $265,173,267)		265,177,885

Total Market Value of Securities - 116.38%
(cost $1,568,844,927)		1,576,538,890
Liabilities Net of Receivables and Other Assets (See Notes) - (16.38%)z		(221,928,706)
Net Assets Applicable to 104,370,876 Shares Outstanding - 100.00%		$1,354,610,184

★Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at September 30, 2006.
•Variable rate security. The interest rate shown is the rate as of September 30, 2006.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
†Non-income producing security for the period ended September 30, 2006.
zOf this amount, $287,534,429 represents securities purchased payable as of September 30, 2006.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2006, the aggregate amount of fair valued securities equaled $1,581,846, which represented 0.12% of the Fund’s net assets. See Note 4 in "Notes."
@Illiquid security. At September 30, 2006, the aggregate amount of illiquid securities equaled $1,581,846, which represented 0.12% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $153,089,352, which represented 11.30% of the Fund’s net assets. See Note 4 in "Notes."
≠The interest rate shown is the effective yield as of the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To Be Announced
yr - Year

The following futures contracts were outstanding at September 30, 2006:

Futures Contracts1

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
188 U.S. Treasury 5 year Notes	$ 19,687,783	$ 19,836,938	12/31/06	$ 149,155
1,051 U.S. Treasury 10 year Notes	112,419,257	113,573,688	12/31/06	1,154,431
(65) U.S. Treasury long Bond	(7,273,522)	(7,306,406)	12/31/06	(32,884)
				$1,270,702

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Bond Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006 the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments             $1,569,992,398
Aggregate unrealized appreciation           13,476,644
Aggregate unrealized depreciation        (6,930,152)
Net unrealized appreciation               $  6,546,492

3. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Credit and Market Risk
The Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Capital Appreciation Fund

September 30, 2006
	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock - 98.93%²
Aerospace & Defense - 2.03%
Boeing	126,815	$9,999,363
		9,999,363
Banking & Finance - 9.31%
American Express	102,540	5,750,443
Chicago Mercantile Exchange	27,945	13,364,696
Commerce Bancorp	199,790	7,334,291
Merrill Lynch	100,195	7,837,253
SLM	220,640	11,468,867
		45,755,550
Cable, Media & Publishing - 4.72%
†Comcast Special Class A	252,235	9,284,770
†Lamar Advertising	260,195	13,897,015
		23,181,785
Computers & Technology - 16.46%
†Akamai Technologies	61,690	3,083,883
†Apple Computer	216,780	16,698,563
†Ceridian	321,550	7,189,858
†Electronic Arts	77,640	4,322,995
†EMC	491,000	5,882,180
†Google Class A	15,345	6,167,156
†NAVTEQ	270,460	7,061,711
†Research In Motion	56,575	5,807,990
†Yahoo	977,760	24,717,772
		80,932,108
Consumer Products - 4.97%
Colgate-Palmolive	39,325	2,442,083
Procter & Gamble	199,450	12,361,910
Reckitt Benckiser (Great Britain)	232,810	9,650,866
		24,454,859
Electronics & Electrical Equipment - 3.00%
†Advanced Micro Devices	236,575	5,878,889
General Electric	251,560	8,880,068
		14,758,957
Energy - 0.94%
EnCana	98,660	4,606,435
		4,606,435
Farming & Agriculture - 2.56%
Monsanto	156,835	7,372,814
Potash Corporation of Saskatchewan	50,185	5,228,775
		12,601,589
Food, Beverage & Tobacco - 3.55%
Sysco	364,335	12,187,006
Whole Foods Market	89,010	5,289,864
		17,476,870
Health Care & Pharmaceuticals - 32.48%
Alcon	25,525	2,922,613
Allergan	44,080	4,963,849
†Celgene	422,380	18,289,053
†Coventry Health Care	183,890	9,474,013
Dade Behring Holdings	152,610	6,128,818
†Elan ADR	175,020	2,691,808
†Genentech	68,015	5,624,841
†Gilead Sciences	183,410	12,600,267
†Intuitive Surgical	57,045	6,015,395
Merck	179,320	7,513,508
Roche Holding (Switzerland)	179,444	31,026,705
Teva Pharmaceutical Industries ADR	324,530	11,063,228
UnitedHealth Group	483,335	23,780,081
†Varian Medical Systems	330,245	17,631,780
		159,725,959
Industrial Machinery - 2.26%
Precision Castparts	116,045	7,329,402
Rockwell Automation	64,965	3,774,467
		11,103,869
Leisure, Lodging & Entertainment - 5.02%
Harrah's Entertainment	169,920	11,287,786
International Game Technology	87,195	3,618,593
Starwood Hotels & Resorts Worldwide	171,360	9,800,078
		24,706,457
Packaging & Containers - 0.54%
Ball	65,690	2,657,161

Real Estate - 1.10%
CapitalSource	209,425	5,407,354
		5,407,354
Retail - 4.81%
†CarMax	118,215	4,930,748
†Cheesecake Factory	186,325	5,066,177
Nordstrom	134,370	5,683,851
Staples	328,062	7,981,748
		23,662,524
Telecommunications - 5.18%
†Amdocs	159,040	6,297,984
†Crown Castle International	159,720	5,628,533
QUALCOMM	372,515	13,540,920
		25,467,437
Total Common Stock (cost $444,602,196)		486,498,277
	Principal
	Amount
	(U.S. $)
Commercial Paper - 1.38%
≠Prudential Financial 5.342% 10/2/06	$6,800,000	6,798,991
Total Commercial Paper (cost $6,798,991)		6,798,991
Total Market Value of Securities - 100.31%
(cost $451,401,187)		493,297,268
Liabilities Net of Receivables and Other Assets (See Notes) - (0.31%)		(1,517,589)
Net Assets Applicable to 26,254,563 Shares Outstanding - 100.00%		$491,779,679

†Non-income producing security for the period ended September 30, 2006.
≠The interest rate shown is the effective yield as of the time of purchase.
²Narrow industries are utilized for compliance purposes for diversification, whereas broad sectors are used for financial reporting.

 Summary of Abbreviations:
ADR - American Depositary Receipts
GBP - British Pound Sterling
USD - United States Dollar
The following foreign currency exchange contracts were outstanding at September 30, 2006:

Foreign Currency Exchange Contracts1

			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Depreciation
GBP (250,000)	USD 459,475	1/11/07	$ (9,078)
GBP (2,170,000)	USD 3,884,539	10/19/06	(179,524)
			$ (188,602)

 1See Note 3 in ”Notes. ”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Capital Appreciation Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                 $453,337,957
Aggregate unrealized appreciation            58,065,262
Aggregate unrealized depreciation           (18,105,951)
Net unrealized appreciation               $ 39,959,311

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $335,418,994 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $181,549,913 expires in 2009, $123,927,079 expires in 2010, and $29,942,002 expires in 2011.

3. Supplemental Financial Instruments Information
Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At September 30, 2006, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Core Fund

September 30, 2006
	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock - 93.17%
Communications - 2.00%
ALLTEL	6,400	$355,199
Sprint Nextel	7,100	121,765
Verizon Communications	6,950	258,054
Windstream	7,320	96,551
		831,569
Consumer Non-Durables - 7.86%
Cadbury Schweppes ADR	7,840	335,317
†Dean Foods	4,000	168,080
General Mills	7,100	401,860
Heinz (H.J.)	2,505	105,035
Hershey	1,400	74,830
Kimberly-Clark	6,500	424,840
PepsiCo	11,050	721,123
Procter & Gamble	12,772	791,608
Wrigley, (Wm) Jr	5,375	247,573
		3,270,266
Consumer Services - 6.63%
Disney (Walt)	24,900	769,659
†eBay	5,900	167,324
†EchoStar Communications Class A	3,500	114,590
Gannett	2,300	130,709
Marcus	5,000	114,850
McDonald's	5,450	213,204
Meredith	1,800	88,794
Time Warner	49,700	906,031
†Viacom Class B	4,262	158,461
Warner Music Group	3,640	94,458
		2,758,080
Electronic Technology - 6.64%
†3Com	46,200	203,742
†Cisco Systems	39,050	898,150
†EMC	39,650	475,007
†Freescale Semiconductor Class B	7,050	267,971
Intel	3,590	73,846
Motorola	6,500	162,500
QUALCOMM	3,400	123,590
Raytheon	11,600	556,916
		2,761,722
Energy Minerals - 7.47%
BP ADR	2,850	186,903
Canadian Natural Resources	10,100	460,358
Cimarex Energy	4,950	174,191
Devon Energy	3,300	208,395
EnCana	10,850	506,587
Exxon Mobil	19,200	1,288,319
Suncor Energy	1,425	102,671
Valero Energy	3,500	180,145
		3,107,569
Finance - 18.89%
American Express	14,200	796,336
Bank of America	12,100	648,197
Bank of New York	8,200	289,132
†Berkshire Hathaway Class A	2	191,600
†Berkshire Hathaway Class B	616	1,955,183
Brookline Bancorp	4,950	68,063
Forest City Enterprises	15,600	847,079
Goldman Sachs Group	915	154,791
Hudson City Bancorp	9,400	124,550
JPMorgan Chase	7,050	331,068
Marsh & McLennan	14,400	405,360
Merrill Lynch	5,850	457,587
St. Paul Travelers	16,400	768,996
Wells Fargo	22,800	824,904
		7,862,846
Health Services - 0.65%
UnitedHealth Group	5,475	269,370
		269,370
Health Technology - 5.61%
†Amgen	6,475	463,157
†Genentech	2,100	173,670
Johnson & Johnson	13,150	853,961
Pfizer	21,350	605,486
Wyeth	4,700	238,948
		2,335,222
Industrial Services - 2.35%
†National Oilwell Varco	2,200	128,810
Schlumberger	4,250	263,628
Waste Management	16,000	586,880
		979,318
Process Industries - 4.07%
Cytec Industries	7,175	398,858
Dow Chemical	3,550	138,379
duPont (E.I.) deNemours	10,850	464,814
Ecolab	5,400	231,228
PPG Industries	6,900	462,852
		1,696,131
Producer Manufacturer - 13.71%
3M	14,250	1,060,485
American Power Conversion	7,725	169,641
General Electric	60,650	2,140,945
Honeywell International	6,800	278,120
Masco	5,700	156,294
Pitney Bowes	8,600	381,582
Tata Motors ADR	7,100	131,918
Tyco International	20,450	572,396
United Technologies	12,875	815,631
		5,707,012
Retail Trade - 4.22%
Costco Wholesale	5,600	278,208
Home Depot	4,300	155,961
Wal-Mart Stores	17,750	875,430
Walgreen	10,100	448,339
		1,757,938
Technology Services - 8.46%
Accenture Limited Class A	5,500	174,405
Automatic Data Processing	10,300	487,602
†Google Class A	615	247,169
International Business Machines	7,125	583,823
Microsoft	49,700	1,358,300
†VeriSign	15,500	313,100
†Yahoo	14,150	357,712
		3,522,111
Transportation - 3.51%
Florida East Coast Industries	8,900	508,012
Southwest Airlines	17,000	283,220
United Parcel Service Class B	9,300	669,042
		1,460,274
Utilities - 1.10%
†Covanta	7,820	168,365
Duke Energy	9,628	290,765
		459,130
Total Common Stock (cost $36,141,040)		38,778,558
	Principal
	Amount
	(U.S. $)
Federal Agency (Discount Note) - 5.79%
^Federal Home Loan Discount Note 4.80% 10/2/06	$2,408,000	2,407,706
Total Federal Agency (Discount Note) (cost $2,407,706)		2,407,706
	Number of
	Shares
Exchange Traded Fund - 0.71%
iShares MSCI Japan Index Fund	21,900	296,745
Total Exchange Traded Fund (cost $283,040)		296,745

Closed End Fund - 0.58%
Streettracks Gold Trust	4,050	240,732
Total Closed End Fund (cost $212,895)		240,732

Total Market Value of Securities - 100.25%
(cost $39,044,681)		41,723,741
Liabilities Net of Receivables and Other Assets (See Notes) - (0.25%)		(104,038)
Net Assets Applicable to 3,732,949 Shares Outstanding - 100.00%		$41,619,703

^Zero coupon security. The interest rate shown is the yield at the time of purchase.
†Non-income producing security for the period ended September 30, 2006.
ADR - American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Core Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments              $  39,435,464
Aggregate unrealized appreciation          2,761,958
Aggregate unrealized depreciation                 (473,681)
Net unrealized appreciation             $ 2,288,277

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Equity-Income Fund

September 30, 2006

	Number of	Market
	Shares	Value (U.S. $)
Common Stock- 99.96%
Aerospace & Defense - 0.83%
General Dynamics	84,900	$6,084,783
		6,084,783
Automobiles & Automotive Parts - 0.49%
Autoliv	65,700	3,620,727
		3,620,727
Banking - 7.51%
Bank of America	427,100	22,879,747
Cathay General Bancorp	71,500	2,581,150
East-West Bancorp	129,000	5,109,690
UCBH Holdings	126,769	2,213,387
Wells Fargo	622,700	22,529,286
		55,313,260
Buildings & Materials - 0.36%
Simpson Manufacturing	98,600	2,665,158
		2,665,158
Cable, Media & Publishing - 1.45%
†DIRECTV Group	242,600	4,774,368
Omnicom Group	63,200	5,915,520
		10,689,888
Chemicals - 0.65%
Ashland	75,100	4,789,878
		4,789,878
Commercial Services - 0.92%
McKesson	127,800	6,737,616
		6,737,616
Computers & Technology - 3.31%
Fair Isaac	121,400	4,439,598
Hewlett-Packard	543,100	19,926,339
		24,365,937
Distribution Services - 0.60%
†WESCO International	76,700	4,450,901
		4,450,901
Electronics & Electrical Equipment - 0.54%
General Electric	112,630	3,975,839
		3,975,839
Energy - 13.74%
Devon Energy	192,500	12,156,375
Exxon Mobil	685,000	45,963,500
Occidental Petroleum	277,600	13,355,336
Sunoco	164,600	10,236,474
Tesoro	209,600	12,152,608
Valero Energy	143,500	7,385,945
		101,250,238
Environmental Services - 1.25%
Waste Management	251,800	9,236,024
		9,236,024
Financials - 12.90%
Ameriprise Financial	206,400	9,680,160
Bear Stearns	40,000	5,604,000
Citigroup	355,498	17,657,586
Countrywide Financial	299,200	10,483,968
Fannie Mae	60,000	3,354,600
JPMorgan Chase & Co	440,000	20,662,400
Merrill Lynch	117,100	9,159,562
Morgan Stanley	163,800	11,942,658
SLM	124,900	6,492,302
		95,037,236
Food, Beverage & Tobacco - 6.18%
Altria Group	278,900	21,349,795
General Mills	139,800	7,912,680
Kroger	467,000	10,806,380
Safeway	180,500	5,478,175
		45,547,030
Health Care & Pharmaceuticals - 8.12%
Aetna	141,900	5,612,145
†Barr Pharmaceuticals	105,900	5,500,446
†Endo Pharmaceuticals Holdings	144,600	4,706,730
Merck	305,500	12,800,450
Pfizer	881,100	24,987,996
Procter & Gamble	99,700	6,179,406
		59,787,173
Home Builders - 1.23%
D.R. Horton	378,600	9,067,470
		9,067,470
Industrial Machinery - 1.80%
Caterpillar	101,900	6,705,020
Deere & Co	39,500	3,314,445
†Terex	71,300	3,224,186
		13,243,651
Insurance - 15.09%
ACE Limited	201,500	11,028,095
AFLAC	93,200	4,264,832
Ambac Financial Group	159,600	13,206,899
American International Group	95,280	6,313,253
Chubb	214,900	11,166,204
Fidelity National Financial	190,200	7,921,830
Genworth Financial	307,800	10,776,078
Hartford Financial Services	123,500	10,713,625
MBIA	74,400	4,571,136
MetLife	135,300	7,668,804
MGIC Investment	160,200	9,607,194
Prudential Financial	107,100	8,166,375
Radian Group	45,900	2,754,000
Reinsurance Group of America	57,200	2,970,396
		111,128,721
Metals & Mining - 2.65%
Alcoa	201,800	5,658,472
Commercial Metals	126,100	2,563,613
Nucor	126,000	6,235,740
United States Steel	88,100	5,081,608
		19,539,433
Real Estate - 0.27%
†Realogy	88,100	1,998,108
		1,998,108
Retail - 6.43%
Abercrombie & Fitch Class A	44,000	3,057,120
†BJ's Wholesale Club	180,000	5,252,400
Domino's Pizza	227,300	5,830,245
Home Depot	213,200	7,732,764
Men's Wearhouse	101,900	3,791,699
Nordstrom	130,500	5,520,150
OfficeMax	101,700	4,143,258
Penney (J.C.)	84,500	5,778,955
Target	113,000	6,243,250
		47,349,841
Telecommunications - 6.86%
AT&T	741,000	24,126,960
Motorola	220,800	5,520,000
†Qwest Communications International	1,420,700	12,388,504
Verizon Communications	228,700	8,491,631
		50,527,095
Transportation & Shipping - 0.76%
Norfolk Southern	127,060	5,596,993
		5,596,993
Utilities - 6.02%
†AES	485,700	9,903,423
Edison International	315,300	13,129,092
Exelon	46,000	2,784,840
†NRG Energy	191,500	8,674,950
TXU	158,100	9,884,412
		44,376,717
Total Common Stock (cost $674,183,705)		736,379,717
	Principal
	Amount (U.S.$)
≠Commercial Paper- 0.06%
Rabobank USA Finance 5.354% 10/2/06	$460,000	459,932
Total Commercial Paper (cost $459,932)		459,932
Total Market Value of Securities - 100.02%
(cost $674,643,637)		736,839,649
Liabilities Net of Receivables and Other Assets (See Notes) - (0.02%)		(171,140)
Net Assets Applicable to 42,555,440 Shares Outstanding - 100.00%		$736,668,509

†Non-income producing security for the period ended September 30, 2006.
≠The interest rate shown is the effective yield as of the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Equity-Income Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                     $ 678,271,100
Aggregate unrealized appreciation                72,879,845
Aggregate unrealized depreciation        (14,311,296)
Net unrealized appreciation         $ 58,568,549

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of September 30, 2006, the Fund did not have investments in excess of 5% of net assets in any individual foreign currency.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to the Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At September 30, 2006 there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Global Asset Allocation Fund

September 30, 2006

		Number of	Market
		Shares	Value (U.S. $)
Common Stock - 64.13%❖
Automobiles & Components - 2.68%
Bayerische Motoren Werke (Germany)		5,181	$277,693
Borg Warner		20,500	1,171,985
Bridgestone (Japan)		24,500	494,667
Harley-Davidson		24,000	1,506,000
Honda Motor Limited (Japan)		15,900	534,375
Johnson Controls		37,700	2,704,597
Magna International Class A (Canada)		2,700	196,023
Nissan Motor (Japan)		49,100	549,920
NOK (Japan)		8,900	219,628
Toyota Motor (Japan)		10,700	581,537
			8,236,425
Banks - 7.91%
ABN AMRO Holding (Netherlands)		66,379	1,935,877
Banco Santander Central Hispano (Spain)		81,342	1,286,176
Bank of Ireland (Ireland)		44,679	873,589
Bank of Yokohama (Japan)		43,000	338,540
Barclays (United Kingdom)		110,579	1,395,467
City National		10,500	704,130
DEPFA Bank (Ireland)		19,888	367,678
Deutsche Postbank (Germany)		8,120	616,534
Fifth Third Bancorp		68,400	2,604,672
Freddie Mac		34,400	2,281,752
IKB Deutsche Industriebank (Germany)		4,990	174,507
KBC Groep (Belgium)		6,131	645,640
National Australia Bank (Australia)		16,420	449,098
PNC Financial Services Group		30,200	2,187,688
Royal Bank of Scotland Group (United Kingdom)		39,107	1,347,285
Sumitomo Mitsui Financial Group (Japan)		66	692,826
Sumitomo Trust & Banking (Japan)		30,000	313,905
Toronto-Dominion Bank (Canada)		12,300	730,902
UniCredito Italiano (Italy)		61,274	508,517
Wells Fargo		135,000	4,884,299
			24,339,082
Capital Goods - 3.32%
Balfour Beatty (United Kingdom)		20,005	154,039
Illinois Tool Works		62,100	2,788,291
MAN (Germany)		2,952	249,405
Masco		107,400	2,944,909
Mitsubishi (Japan)		25,300	475,479
Northrop Grumman		19,300	1,313,751
NTN (Japan)		25,000	197,672
PACCAR		12,000	684,240
Sandvik (Sweden)		31,400	359,927
Siemens (Germany)		3,124	272,572
SMC (Japan)		1,800	238,171
Wolseley (United Kingdom)		25,609	540,385
			10,218,841
Commercial Services & Supplies - 0.04%
Healthcare Services Group		22	554
Rentokil Initial (United Kingdom)		45,291	124,445
			124,999
Consumer Durables & Apparel - 0.42%
Electrolux Series B (Sweden)		13,000	211,104
Funai Electric (Japan)		2,100	197,867
†Husqvarna Class B (Sweden)		13,700	161,245
Koninklijke Philips KPN (Netherlands)		16,113	565,333
Yue Yuen Industrial Holdings (Hong Kong)		51,000	158,421
			1,293,970
Consumer Services - 1.16%
Block (H&R)		31,500	684,810
Carnival		54,200	2,549,026
†Wyndham Worldwide		11,700	327,249
			3,561,085
Diversified Financials - 6.77%
Aiful (Japan)		6,150	237,930
Citigroup		130,400	6,476,967
Credit Suisse Group (Switzerland)		27,199	1,573,775
JPMorgan Chase		63,400	2,977,264
ING Groep (Netherlands)		6,805	299,331
Mellon Financial		78,000	3,049,800
Morgan Stanley		78,300	5,708,853
Nomura Holdings (Japan)		15,100	265,888
Takefuji (Japan)		5,050	231,712
			20,821,520
Energy - 3.78%
BP (United Kingdom)		144,874	1,578,703
Ensco International		29,300	1,284,219
Ente Nazionale Idrocarburi (Italy)		14,790	438,274
EOG Resources		19,900	1,294,495
Exxon Mobil		21,800	1,462,780
GlobalSantaFe		28,600	1,429,714
Halliburton		44,200	1,257,490
Marathon Oil		11,000	845,900
Repsol (Spain)		14,221	423,216
Total (France)		24,435	1,603,401
			11,618,192
Food & Staples Retailing - 2.10%
Aeon (Japan)		14,200	348,013
Costco Wholesale		41,100	2,041,848
Kroger		64,800	1,499,472
Metro (Germany)		5,071	295,846
Sysco		43,500	1,455,075
Tesco (United Kingdom)		120,560	813,194
			6,453,448
Food, Beverage & Tobacco - 1.44%
Anheuser-Busch		23,300	1,106,983
Asahi Breweries (Japan)		26,300	383,396
†Aurora Foods		708	6
Cadbury Schweppes (United Kingdom)		21,779	231,822
†Constellation Brands Class A		1,600	46,048
†Cott (Canada)		12,600	215,308
Diageo (United Kingdom)		49,064	866,746
Gallaher Group (United Kingdom)		45,403	742,990
Japan Tobacco (Japan)		65	252,571
Nestle (Switzerland)		1,660	578,823
			4,424,693
Health Care Equipment & Services - 2.76%
Caremark Rx		25,500	1,445,085
†Medco Health Solutions		31,900	1,917,509
Medtronic		33,600	1,560,384
Straumann Holding AG (Switzerland)		1,035	222,868
UnitedHealth Group		68,200	3,355,440
			8,501,286
Insurance - 4.19%
Aegon (Netherlands)		41,929	786,325
Allianz (Germany)		6,933	1,199,802
Allstate		26,000	1,630,980
American International Group		52,500	3,478,649
AXA (France)		28,138	1,037,545
Hannover Rueckversicherung (Germany)		3,687	155,027
Hartford Financial Services		17,900	1,552,825
Manulife Financial (Canada)		9,100	293,089
Mitsui Sumitomo Insurance (Japan)		40,000	500,148
Prudential (United Kingdom)		85,616	1,064,413
QBE Insurance Group (Australia)		31,607	577,100
Sompo Japan Insurance (Japan)		21,500	281,570
Swiss Reinsurance (Switzerland)		4,330	331,399
			12,888,872
Materials - 1.08%
Alcan (Canada)		6,300	251,098
Clariant (Switzerland)		12,277	165,932
CRH (Ireland)		11,360	383,591
Falconbridge (Canada)		4,100	228,595
Holcim Limited (Switzerland)		6,584	538,136
Inco Limited (Canada)		1,400	106,727
Nitto Denko (Japan)		7,700	456,296
Shin-Etsu Chemical (Japan)		6,600	421,283
Solvay (Belgium)		1,769	228,795
UPM-Kymmene (Finland)		22,791	541,567
			3,322,020
Media - 2.94%
†DIRECTV Group		107,200	2,109,696
Donnelley (R.H.)		21,748	1,150,469
News Corp. Class A		57,200	1,123,980
Omnicom Group		32,700	3,060,720
†Premiere AG (Germany)		3,949	52,327
Reed Elsevier (Netherlands)		36,041	600,955
Taylor Nelson Sofres (United Kingdom)		54,078	216,681
†Univision Communications Class A		14,300	491,062
WPP Group (United Kingdom)		20,388	252,708
			9,058,598
Miscellaneous - 0.00%
Contifinancial Liquidating Trust		165,347	2,894
			2,894
Pharmaceuticals, Biotechnology & Life Sciences - 7.24%
Allergan		31,000	3,490,910
AstraZeneca (United Kingdom)		3,837	239,881
Bristol-Myers Squibb		73,900	1,841,588
†Cephalon		13,400	827,450
†Genzyme		35,000	2,361,450
GlaxoSmithKline (United Kingdom)		17,495	466,129
Johnson & Johnson		51,500	3,344,410
†Millennium Pharmaceuticals		48,700	484,565
Novartis (Switzerland)		15,079	880,332
Roche Holding (Switzerland)		6,921	1,196,673
Sanofi-Aventis (France)		7,797	694,039
Tanabe Seiyaku (Japan)		13,000	162,878
†Waters		29,600	1,340,288
Wyeth		97,600	4,961,984
			22,292,577
Real Estate - 0.39%
Mitsui Fudosan (Japan)		11,000	250,032
†Realogy		19,625	445,095
Sun Hung Kai Properties (Hong Kong)		25,000	272,923
Unibail (France)		1,093	229,648
			1,197,698
Retail - 0.65%
Esprit Holdings (Hong Kong)		32,500	296,397
GUS (United Kingdom)		13,718	248,116
Jardine Cycle & Carriage (Singapore)		5,000	37,777
Kesa Electricals (United Kingdom)		42,997	262,448
Kingfisher (United Kingdom)		95,920	440,908
†Kohl's		11,000	714,120
			1,999,766
Semiconductors & Semiconductor Equipment - 1.97%
Analog Devices		46,600	1,369,574
†ASML Holding (Netherlands)		20,133	470,748
Intel		136,200	2,801,634
Rohm Limited (Japan)		4,900	455,052
Xilinx		44,000	965,800
			6,062,808
Software & Services - 3.48%
Accenture Limited Class A		37,900	1,201,809
†McAfee		2,100	51,366
Microsoft		210,300	5,747,499
†Oracle		40,700	722,018
†salesforce.com		19,200	688,896
†Symantec		108,206	2,302,624
			10,714,212
Technology Hardware & Equipment - 1.01%
Canon (Japan)		12,250	638,815
†Dell		64,600	1,475,463
Ericsson LM Class B (Sweden)		111,000	384,736
Nokia OYJ (Finland)		17,408	345,669
Yokogawa Electric (Japan)		19,600	257,517
			3,102,200
Telecommunications - 3.21%
AT&T		66,000	2,148,960
Embarq		8,501	411,193
France Telecom (France)		43,652	1,001,848
†Hutchison Telecommunication International (Hong Kong)		146,000	258,243
KDDI (Japan)		33	205,613
Koninklijke (KPN) (Netherlands)		35,303	450,328
NTT DoCoMo (Japan)		309	476,089
Sprint Nextel		170,224	2,919,342
Telekom Austria (Austria)		12,740	321,471
Telenor ASA (Norway)		21,700	282,967
†USA Mobility		4	91
Vodafone Group (United Kingdom)		607,336	1,393,003
			9,869,148
Transportation & Shipping - 2.28%
Burlington Northern Santa Fe		39,000	2,864,160
Canadian Pacific Railway (Canada)		10,700	531,865
East Japan Railway (Japan)		54	377,600
FedEx		20,900	2,271,412
Qantas Airways Limited (Australia)		182,485	531,748
TNT (Netherlands)		11,467	434,896
			7,011,681
Utilities - 3.31%
American Electric Power		33,200	1,207,484
E.ON AG (Germany)		7,190	854,347
Exelon		67,200	4,068,289
NiSource		39,600	860,904
Northeast Utilities		17,200	400,244
Pepco Holdings		25,900	626,003
Scottish & Southern Energy (United Kingdom)		13,604	335,968
Sempra Energy		31,500	1,582,875
Tokyo Gas (Japan)		52,000	260,605
			10,196,719
Total Common Stock (cost $162,217,495)			197,312,734

¤Affiliated Investment Companies - 4.74%
UBS Emerging Markets Equity Relationship Fund		487,732	11,864,522
UBS High Yield Relationship Fund		133,232	2,733,898
Total Affiliated Investment Companies (cost $9,610,475)			14,598,420
		Principal
		Amount¡
Agency Collateralized Mortgage Obligations - 0.33%
Fannie Mae Grantor Trust
Series 2001-T7 A1 7.50% 2/25/41		159	164
Series 2002-T19 A1 6.50% 7/25/42		479,343	489,091
•Fannie Mae Whole Loan Series 2004-W1 3A 4.31% 1/25/43		421,617	437,114
Freddie Mac 6.00% 8/15/30		82,196	82,526
Total Agency Collateralized Mortgage Obligations (cost $1,012,940)			1,008,895

Agency Mortgage-Backed Securities - 4.37%
Fannie Mae 7.00% 1/1/34		124,089	127,494
•Fannie Mae ARM
4.638% 2/1/34		418,816	414,645
4.90% 5/1/35		633,776	629,784
4.94% 5/1/35		379,244	375,328
4.954 2/1/35		739,805	730,070
5.004% 6/1/35		502,986	501,390
Fannie Mae S.F. 15 yr
5.50% 11/1/16		474,787	476,141
5.50% 3/1/20		267,499	268,093
Fannie Mae S.F. 20 yr
5.50% 12/1/23		413,494	411,511
5.50% 2/1/24		619,278	616,309
5.50% 4/1/24		704,695	700,689
Fannie Mae S.F. 30 yr
5.50% 6/1/33		879,513	870,954
5.50% 7/1/33		897,140	886,355
6.00% 1/1/33		878,817	887,435
6.50% 3/1/29		712,232	729,739
6.50% 7/1/29		552,283	565,891
6.50% 12/1/29		784,159	803,413
•Freddie Mac ARM 4.507% 1/1/35		365,562	360,495
Freddie Mac S.F. 15 yr
5.50% 12/1/18		328,750	329,390
5.50% 5/1/20		830,271	830,119
Freddie Mac S.F. 20 yr 5.50% 5/1/23		922,659	920,434
Freddie Mac S.F. 30 yr 6.50% 11/1/28		722,298	740,359
•GNMA II ARM 5.00% 12/20/29		96,290	96,943
GNMA S.F. 30 yr 6.50% 8/15/27		160,148	164,581
Total Agency Mortgage-Backed Securities (cost $13,691,400)			13,437,562
Agency Obligations- 1.37%
Fannie Mae
4.125% 5/15/10		560,000	546,192
4.25% 8/15/10		640,000	626,017
4.375% 3/15/13		990,000	959,945
6.07% 5/12/16		460,000	465,106
6.25% 2/1/11		535,000	559,892
6.625% 11/15/30		320,000	385,495
Federal Home Loan Bank 5.625% 6/13/16		320,000	330,496
Freddie Mac 5.75% 6/27/16		320,000	334,097
Total Agency Obligations (cost $4,142,934)			4,207,240
Commercial Mortgage-Backed Securities - 1.41%
DLJ Commercial Mortgage Series 1999-CG1 A1A 6.08% 3/10/32		115,741	115,957
First Union Commercial Mortgage Securities Series 1997-C2 A3 6.65% 11/18/29		99,391	100,112
#Four Times Square Trust 144A
Series 2000-4TS A1 7.69% 4/15/15		228,287	238,792
Series 2004-4TS C 7.86% 4/15/15		575,000	625,372
#G-Force CDO 144A Series 2006-1A A3 5.60% 9/27/46		475,000	477,912
GMAC Commercial Mortgage Securities Series 1997-C2 A3 6.566% 4/15/29		138,726	139,875
•#GS Mortgage Securities II 144A
Series 2006-CC1 A 5.396% 3/21/46		725,000	720,462
Series 2006-RR2 A1 5.816% 6/23/46		725,000	733,107
#Mach One Trust Commercial Mortgage-Backed Series 2004-1 A1 144A 3.89% 5/28/40		336,506	331,248
Morgan Stanley Dean Witter Capital I Series 2000-LIFE A2 7.57% 11/15/36		287,936	305,197
PNC Mortgage Acceptance Series 2000-C1 A2 7.61% 2/15/10		538,411	569,576
Total Commercial Mortgage-Backed Securities (cost $4,961,109)			4,357,610
≠Commercial Paper - 2.96%
Amsterdam Funding 5.282% 10/20/06		2,089,000	2,083,201
Atlantic Asset 5.292% 10/25/06		1,000,000	996,487
Atlantis One Funding 5.282% 10/27/06		1,000,000	996,201
Chariot Funding 5.282% 10/13/06		2,387,000	2,382,814
Kitty Hawk Funding 5.266% 10/16/06		1,473,000	1,469,778
Variable Funding Capital 5.402% 10/2/06		1,165,000	1,164,825
Total Commercial Paper (cost $9,093,306)			9,093,306

Corporate Bonds - 3.18%
Aerospace & Defense - 0.03%
Boeing Capital 7.375% 9/27/10		50,000	53,949
#Lockheed Martin 144A 6.15% 9/1/36		35,000	36,805
			90,754
Automobiles & Automotive Parts - 0.47%
DaimlerChrysler 4.05% 6/4/08		210,000	205,148
Ford Motor Credit 5.80% 1/12/09		1,070,000	1,019,185
GMAC 6.875% 9/15/11		185,000	184,210
Johnson Controls 5.50% 1/15/16		55,000	53,843
			1,462,386
Banks - 0.76%
Abbey National (United Kingdom) 7.95% 10/26/29		30,000	37,869
Bank of America 7.40% 1/15/11		180,000	194,989
Bank One 7.875% 8/1/10		145,000	158,220
Citigroup
5.00% 9/15/14		186,000	181,508
5.625% 8/27/12		290,000	295,645
Credit Suisse First Boston USA 6.50% 1/15/12		120,000	126,563
JPMorgan Chase 6.75% 2/1/11		75,000	79,389
KFW (Germany) 4.75% 12/7/10	GBP	110,000	203,918
Lloyds TSB Bank (United Kingdom) 6.625% 3/30/15	GBP	20,000	41,087
Royal Bank of Scotland (United Kingdom)
9.118% 3/31/49		40,000	44,680
9.625% 6/22/15	GBP	20,000	48,739
U.S. Bank National Association 6.375% 8/1/11		50,000	52,531
Wachovia Bank 7.80% 8/18/10		120,000	130,524
Washington Mutual
5.50% 1/15/13		365,000	365,275
5.625% 1/15/07		200,000	200,107
Wells Fargo 6.375% 8/1/11		175,000	184,056
			2,345,100
Beverage/Bottling - 0.04%
Coors Brewing 6.375% 5/15/12		25,000	26,027
#Miller Brewing 144A 5.50% 8/15/13		95,000	94,238
			120,265
Brokerage - 0.16%
Goldman Sachs Group 6.875% 1/15/11		235,000	249,300
Morgan Stanley 6.75% 4/15/11		220,000	232,819
			482,119
Chemicals - 0.02%
ICI Wilmington 4.375% 12/1/08		80,000	78,228
			78,228
Consumer Products - 0.08%
Avon Products 7.15% 11/15/09		75,000	79,137
Fortune Brands 5.375% 1/15/16		165,000	157,670
			236,807
Energy - 0.12%
Anadarko Finance (Canada) 6.75% 5/1/11		50,000	52,588
Devon Financing
6.875% 9/30/11		150,000	159,798
7.875% 9/30/31		40,000	48,897
Valero Energy 7.50% 4/15/32		105,000	122,006
			383,289
Entertainment - 0.02%
Time Warner 7.625% 4/15/31		45,000	49,855
			49,855
Environmental Services - 0.01%
Waste Management 7.375% 8/1/10		40,000	42,909
			42,909
Financials - 0.41%
American General Finance 5.375% 10/1/12		65,000	64,866
Capital One Financial 5.50% 6/1/15		130,000	127,693
Countrywide Home Loans 3.25% 5/21/08		85,000	82,396
General Electric Capital
6.00% 6/15/12		400,000	416,099
6.75% 3/15/32		100,000	114,674
HSBC Finance 6.75% 5/15/11		125,000	132,606
International Lease Finance 3.50% 4/1/09		150,000	143,928
Residential Capital 6.125% 11/21/08		185,000	185,815
			1,268,077
Food - 0.05%
ConAgra Foods 6.75% 9/15/11		55,000	58,123
Kraft Foods 5.625% 11/1/11		90,000	91,030
			149,153
Gas Pipelines - 0.09%
Kinder Morgan Energy Partners
5.125% 11/15/14		110,000	104,728
5.80% 3/15/35		175,000	159,727
			264,455
Insurance - 0.01%
Allstate 7.20% 12/1/09		25,000	26,515
			26,515
Machinery - 0.02%
John Deere Capital 7.00% 3/15/12		50,000	54,028
			54,028
Media - 0.07%
Comcast Cable Communication 6.75% 1/30/11		165,000	173,508
News America 6.20% 12/15/34		55,000	52,702
			226,210
Pharmaceuticals - 0.14%
Abbott Labs 5.60% 5/15/11		150,000	152,823
#Allergan 144A 5.75% 4/1/16		175,000	177,878
Bristol-Myers Squibb 5.75% 10/1/11		45,000	45,888
Wyeth 5.50% 3/15/13		40,000	40,238
			416,827
Railroads - 0.03%
Norfolk Southern 5.257% 9/17/14		105,000	104,539
			104,539
Real Estate - 0.06%
EOP Operating 7.25% 6/15/28		50,000	54,599
Prologis 5.625% 11/15/15		135,000	134,171
			188,770
Retail - 0.02%
Kroger 7.50% 4/1/31		20,000	22,184
Safeway 7.25% 2/1/31		30,000	32,209
			54,393
Technology/Hardware - 0.06%
Cisco Systems 5.50% 2/22/16		170,000	171,664
			171,664
Technology/Software - 0.02%
Computer Sciences 3.50% 4/15/08		50,000	48,559
			48,559
Telecommunications - 0.24%
AT&T 9.75% 11/15/31		60,000	73,556
BellSouth 6.55% 6/15/34		45,000	45,218
New Cingular Wireless Services 8.75% 3/1/31		55,000	70,515
Sprint Capital 8.75% 3/15/32		200,000	244,596
Telecom Italia Capital (Luxembourg)
5.25% 11/15/13		100,000	94,826
6.375% 11/15/33		110,000	103,193
Verizon New York 6.875% 4/1/12		105,000	109,623
			741,527
Transportation & Shipping - 0.02%
#ERAC USA Finance 144A 8.00% 1/15/11		50,000	54,771
			54,771
Utilities - 0.23%
Dominion Resources 5.95% 6/15/35		110,000	107,170
Duke Capital 5.668% 8/15/14		125,000	123,980
Exelon Generation Company 5.35% 1/15/14		50,000	49,321
FirstEnergy 6.45% 11/15/11		155,000	161,868
Pacific Gas & Electric 6.05% 3/1/34		60,000	60,551
PPL Capital Funding 4.33% 3/1/09		50,000	48,686
Progress Energy 7.00% 10/30/31		45,000	50,534
TXU Energy 7.00% 3/15/13		50,000	52,562
Xcel Energy 7.00% 12/1/10		55,000	58,351
			713,023
Total Corporate Bonds (cost $9,847,638)			9,774,223
Foreign Agencies - 0.03%
Mexico - 0.03%
Pemex Project Funding Master Trust 8.00% 11/15/11		80,000	88,040
Total Foreign Agencies (cost $88,787)			88,040

Non-Agency Asset-Backed Securities - 0.84%
Conseco Finance Securitizations
Series 2000-5 A5 7.70% 2/1/32		929,944	928,183
Series 2002-2 A4 8.48% 12/1/30		88,373	88,612
•#Countrywide Asset-Backed Certificates 144A
Series 2003-SD3 A1 5.75% 12/25/32		4,492	4,508
Series 2004-SD1 A1 5.67% 6/25/33		16,059	16,120
•Granite Mortgage Series 2003-1 1C (United Kingdom) 6.824% 1/20/43		750,000	763,648
•#Paragon Mortgages Series 7A B1A (United Kingdom) 144A 6.155% 5/15/43		170,000	170,270
•Permanent Financing Series 2004 2C (United Kingdom) 6.11% 6/10/42		600,000	602,348
Total Non-Agency Asset-Backed Securities (cost $3,050,413)			2,573,689
Non-Agency Collateralized Mortgage Obligations - 2.43%
Countrywide Alternative Loan Trust Series 2006-5T2 A3 6.00% 4/25/36		559,440	564,195
GSR Mortgage Loan Trust Series 2005-4F 3A1 6.50% 4/25/20		357,226	367,221
•Indymac Index Mortgage Loan Trust Series 2005-AR27 3A3 5.66% 12/25/35		575,000	579,582
JPMorgan Alternative Loan Trust
•Series 2006-A4 A7 6.30% 9/25/36		700,000	705,474
Series 2006-S1 1A19 6.50% 3/25/36		551,217	558,757
Lehman XS Trust Series 2005-8 2A3 6.00% 12/25/35		1,000,000	991,817
•Merrill Lynch Mortgage Investors Series 2006-A1 1A1 5.94% 3/25/36		967,639	976,366
•Merrill Lynch Credit Corporation Mortgage Investors Series 2006-2 4A 5.802% 5/25/36		1,304,697	1,302,250
Morgan Stanley Mortgage Loan Trust Series 2006-7 4A4 6.00% 6/25/36		338,736	342,315
Residential Asset Securitization Trust Series 2006-A2 A11 6.00% 5/25/36		625,000	626,983
◆Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-5 1A3 6.00% 7/25/36		484,869	485,261
Total Non-Agency Collateralized Mortgage Obligations (cost $6,473,843)			7,500,221

Sovereign Agencies - 0.06%
Development Bank of Japan 1.70% 9/20/22	JPY	22,000,000	180,253
Total Sovereign Agencies (cost $177,853)			180,253
Sovereign Debt - 6.86%
Australia - 0.32%
Government of Australia 7.50% 9/15/09	AUD	1,250,000	975,064
			975,064
Austria - 0.25%
Republic of Austria 5.00% 1/15/08	EUR	590,000	761,095
			761,095
Belgium - 0.18%
Kingdom of Belgium 5.75% 3/28/08	EUR	410,000	535,464
			535,464
Canada - 0.22%
Government of Canada
3.00% 6/1/07	CAD	615,000	546,350
4.50% 9/1/07	CAD	140,000	125,744
			672,094
Finland - 0.14%
Republic of Finland
5.00% 7/4/07	EUR	145,000	185,724
5.75% 2/23/11	EUR	180,000	247,757
			433,481
France - 0.96%
French Treasury Notes 3.50% 7/12/09	EUR	449,000	568,045
Government of France
3.75% 4/25/21	EUR	175,000	219,488
4.75% 4/25/35	EUR	218,000	314,656
5.50% 4/25/07	EUR	442,000	566,334
5.50% 4/25/10	EUR	405,000	545,544
5.50% 4/25/29	EUR	480,000	750,626
			2,964,693
Germany - 2.20%
Bundesobligation 3.50% 10/10/08	EUR	315,000	399,023
Bundesrepublik Deutschland
3.75% 1/4/09	EUR	300,000	381,981
4.50% 7/4/09	EUR	1,206,000	1,564,870
4.75% 7/4/34	EUR	565,000	816,578
5.00% 7/4/12	EUR	335,000	454,188
5.25% 7/4/10	EUR	430,000	576,204
6.00% 1/4/07	EUR	785,000	1,001,713
6.25% 1/4/24	EUR	110,000	180,702
6.50% 7/4/27	EUR	425,000	734,865
Bundesschatzanweisungen 2.50% 3/23/07	EUR	530,000	669,105
			6,779,229
Italy - 0.31%
Italy Buoni Poliennali Del Tesoro
4.50% 5/1/09	EUR	450,000	582,561
5.25% 8/1/11	EUR	280,000	379,044
			961,605
Japan - 1.25%
Japan Government 5 Year Bond
0.30% 9/20/07	JPY	138,000,000	1,166,784
0.50% 3/20/07	JPY	83,000,000	703,409
Japan Government 10 Year Bond 1.30% 6/20/11	JPY	50,000,000	427,793
Japan Government 30 Year Bond 2.30% 6/20/35	JPY	20,000,000	164,796
Japanese Government CPI Linked Bond
0.50% 12/10/14	JPY	88,176,000	720,039
1.00% 6/10/16	JPY	78,390,000	658,244
			3,841,065
Netherlands - 0.20%
Netherlands Government
4.00% 1/15/37	EUR	245,000	315,409
5.00% 7/15/11	EUR	230,000	309,046
			624,455
Sweden - 0.07%
Kingdom of Sweden 6.75% 5/5/14	SEK	1,215,000	199,904
			199,904
United Kingdom - 0.76%
U.K. Treasury
4.75% 9/7/15	GBP	445,000	845,482
4.75% 3/7/20	GBP	170,000	327,858
5.00% 3/7/12	GBP	615,000	1,170,292
			2,343,632
Total Sovereign Debt (cost $20,823,019)			21,091,781

U.S. Treasury Obligations - 6.73%
U.S. Treasury Bonds
4.50% 2/15/36		1,320,000	1,265,241
6.25% 8/15/23		975,000	1,132,296
8.50% 2/15/20		520,000	708,784
U.S. Treasury Inflation Index Notes 2.00% 7/15/14		1,036,310	1,015,989
U.S. Treasury Notes
3.50% 5/31/07		790,000	782,595
3.875% 2/15/13		630,000	605,317
4.50% 2/15/16		1,360,000	1,346,773
4.625% 2/29/08		4,375,000	4,365,773
4.875% 5/31/08		6,055,000	6,068,249
4.875% 5/15/09		2,820,000	2,837,185
4.875% 4/30/11		565,000	571,467
Total U.S. Treasury Obligations (cost $20,511,508)			20,699,669
		Number of
		Shares
Warrants - 0.00%
†#Mediq 144A,exercise price $0.01, expiration date 6/1/09		40	-
@†#Pliant 144A, exercise price $0.01, expiration date 6/1/10		30	-
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		20	-
†#Startec Global 144A, exercise price $24.20, expiration date 5/15/08		40	-
†US Airways, exercise price $10.00, expiration date 1/1/10		8	-
Total Warrants (cost $3,520)			-

Total Market Value of Securities - 99.44%
(cost $265,706,240)			305,923,643
Receivables and Other Assets Net of Liabilities (See Notes) - 0.56%■			1,729,820
Net Assets Applicable to 20,581,014 Shares Outstanding - 100.00%			$307,653,463

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - European Monetary Unit
GBP - British Pounds Sterling
JPY - Japanese Yen
SEK - Swedish Krona
SGD - Singapore Dollar
USD - U.S. Dollar

†Non-income producing security for the period ended September 30, 2006.
≠The interest rate shown is the effective yield as of the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $3,681,483, which represented 1.20% of the Fund’s net assets. See Note 7 in "Notes."
vSecurities have been classified by type of business.
•Variable rate security. The interest rate shown is the rate as of September 30, 2006.
@Illiquid security. At September 30, 2006, the aggregate amount of illiquid securities equaled $0, which represented 0.00% of the Fund’s net assets.
See Note 7 in “Notes.”
¤Considered an affiliated company. See Note 2 in “Notes.”
■Includes $985,000 cash pledged as collateral for financial future contracts.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:
ARM - Adjustable Rate Mortgage
CDO - Collateralized Debt Obligation
CPI - Consumer Price Index
GNMA - Government National Mortgage Association
S.F. - Single Family
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2006:

Foreign Currency Exchange Contracts1
			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD 1,695,000	USD (1,291,590)	11/27/06	$ (29,984)
CAD (2,890,000)	USD 2,591,579	11/27/06	1,358
CHF (1,775,000)	USD 1,464,703	11/27/06	36,632
CHF 14,710,000	USD (12,401,362)	11/27/06	(566,473)
EUR (17,548,177)	USD 22,596,900	11/27/06	271,061
GBP (7,050,000)	USD 13,374,579	11/27/06	165,316
JPY 2,390,300,000	USD (21,863,225)	11/27/06	(1,458,395)
SEK 116,820,000	USD (16,210,591)	11/27/06	(198,796)
SGD 14,965,000	USD (9,574,536)	11/27/06	(123,245)
			$(1, 902,526)

Futures Contracts2

				Unrealized
	Notional	Notional		Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
26 Amsterdam Index Futures	$3,071,439	$3,194,929	10/20/06	$123,490
(16) DAX Index Futures	(2,987,276)	(3,066,024)	12/15/06	(78,748)
54 The New Financial Times Stock Exchange 100 Index Futures	6,121,606	6,052,765	12/19/06	(68,841)
(22) The NIKKEI 225 Index Futures	(3,086,888)	(2,998,519)	12/8/06	88,369
(17) The S&P/Toronto Stock Exchange 60 Index	(2,017,252)	(2,058,099)	12/15/06	(40,847)
(10) The SPI 200 Index Futures	(957,222)	(965,099)	12/21/06	(7,877)
				$15,546
The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above representthe Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 4 in “Notes.”
2 See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Global Asset Allocation Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the “UBS Relationship Funds”), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors.

3. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments               $265,993,504
Aggregate unrealized appreciation         44,722,535
Aggregate unrealized depreciation         (4,792,396)
Net unrealized appreciation     $ 39,930,139

4. Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

5. Futures Contracts - The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

6. Swap Agreements - The Fund enters into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement. No swap agreements were outstanding at September 30, 2006.

7. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Growth Fund

September 30, 2006
	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock - 99.48%
Commercial Services - 2.30%
Manpower	6,500	$398,255
Omnicom Group	5,300	496,080
		894,335
Consumer Durables - 1.64%
Harley-Davidson	7,500	470,625
Snap-On	3,700	164,835
		635,460
Consumer Non-Durables - 1.25%
Campbell Soup	2,100	76,650
Pepsi Bottling Group	11,535	409,493
		486,143
Consumer Services - 5.29%
Clear Channel Communications	8,200	236,570
Darden Restaurants	9,760	414,507
†DIRECTV Group	25,200	495,936
Disney (Walt)	16,400	506,924
†ITT Educational Services	6,000	397,800
		2,051,737
Distribution Services - 3.16%
AmerisourceBergen Class A	7,095	320,694
Cardinal Health	7,400	486,476
McKesson	7,970	420,178
		1,227,348
Electronic Technology - 22.50%
†Agilent Technologies	12,555	410,423
AVX	23,000	406,870
†Cadence Design Systems	25,460	431,802
†Cisco Systems	51,375	1,181,624
Hewlett-Packard	20,800	763,152
Intersil Class A	15,930	391,082
Lockheed Martin	6,720	578,323
†LSI Logic	53,185	437,181
†Micron Technology	23,800	414,120
Motorola	27,595	689,875
National Semiconductor	14,800	348,244
†NCR	7,815	308,536
†Novellus Systems	15,100	417,666
Raytheon	9,600	460,896
†Synopsys	19,390	382,371
Texas Instruments	21,500	714,875
†Vishay Intertechnology	28,400	398,736
		8,735,776
Energy Minerals - 5.76%
Anadarko Petroleum	5,260	230,546
Exxon Mobil	7,900	530,089
Frontier Oil	15,800	419,964
Holly	10,000	433,300
Sunoco	5,395	335,515
Tesoro	4,970	288,161
		2,237,575
Financials - 7.69%
Berkley (W.R.)	10,612	375,559
†CNA Financial	11,200	403,424
Goldman Sachs Group	3,975	672,450
Hanover Insurance	7,200	321,336
Morgan Stanley	6,500	473,915
Prudential Financial	4,895	373,244
Ryder System	7,100	366,928
		2,986,856
Health Services - 4.67%
Caremark Rx	9,315	527,881
†Emdeon	34,700	406,337
†Humana	6,820	450,734
†Laboratory Corporation of America Holdings	6,500	426,205
		1,811,157
Health Technology - 5.67%
Applera Corporation - Applied Biosystems Group	12,100	400,632
Becton, Dickinson	5,485	387,625
†Forest Laboratories	4,700	237,867
†ImClone Systems	12,700	359,664
Johnson & Johnson	3,580	232,485
Merck & Co	8,000	335,200
Pfizer	8,715	247,157
		2,200,630
Industrial Services - 1.30%
Waste Management	13,800	506,184
		506,184
Non-Energy Minerals - 2.78%
Carpenter Technology	3,700	397,787
Freeport-McMoRan Copper & Gold Class B	6,655	354,445
Nucor	6,590	326,139
		1,078,371
Process Industries - 1.09%
†Pactiv	14,900	423,458
		423,458
Producer Manufacturer - 9.69%
Caterpillar	3,700	243,460
Cummins	3,650	435,190
†Energizer Holdings	5,200	374,348
General Electric	6,945	245,159
Honeywell International	11,900	486,709
Manitowoc	9,000	403,110
Roper Industries	8,500	380,290
Steelcase Class A	17,480	274,261
†Terex	4,800	217,056
†Thomas & Betts	6,600	314,886
Toro	9,200	387,964
		3,762,433
Retail Trade - 9.70%
American Eagle Outfitters	9,300	407,619
†AnnTaylor Stores	9,500	397,670
Circuit City Stores	15,435	387,573
†Dick's Sporting Goods	2,400	109,248
†Dollar Tree Stores	9,400	291,024
†Kohl's	8,100	525,852
Kroger	1,500	34,710
Men's Wearhouse	9,900	368,379
†Office Depot	11,900	472,430
Penney (J.C.)	7,230	494,460
Sherwin-Williams	4,500	251,010
TJX	900	25,227
		3,765,202
Technology Services - 10.63%
†BEA Systems	27,560	418,912
†BMC Software	16,330	444,503
†Ceridian	15,380	343,897
†Compuware	32,670	254,499
Electronic Data Systems	15,700	384,964
Global Payments	6,800	299,268
†Intuit	14,270	457,924
Microsoft	22,315	609,869
†Oracle	44,200	784,108
Paychex	3,500	128,975
		4,126,919
Transportation - 4.36%
†AMR	16,455	380,769
†Continental Airlines Class B	14,000	396,340
Robinson (C.H.) Worldwide	3,500	156,030
Southwest Airlines	25,600	426,496
†Swift Transportation	14,100	334,452
		1,694,087
Total Common Stock (cost $36,402,451)		38,623,671
Total Market Value of Securities - 99.48%
(cost $36,402,451)		38,623,671
Receivables and Other Assets Net of Liabilities (See Notes) - 0.52%		201,493
Net Assets Applicable to 3,319,494 Shares Outstanding - 100.00%		$38,825,164

†Non-income producing security for the period ended September 30, 2006.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (The “Trust”) - Growth Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The Fund may invest uninvested cash in a money market advised by Merrill Lynch or its affiliates. The Merrill Lynch Money Market Fund charges no investment management fees.

3. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund for was as follows:

Cost of investments             $36,563,912
Aggregate unrealized appreciation        3,023,467
Aggregate unrealized depreciation                 (963,708)
Net unrealized appreciation         $  2,059,759

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $64,073 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2013.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Growth and Income Fund

September 30, 2006

	Number of	Market
	Shares	Value
		(U.S.$)
Common Stock- 98.41%
Basic Materials - 3.78%
Dow Chemical	466,100	$18,168,578
duPont (E.I.) deNemours	354,100	15,169,644
Freeport-McMoRan Copper & Gold Class B	187,100	9,964,946
Lubrizol	226,200	10,344,126
Steel Dynamics	127,700	6,442,465
United States Steel	240,300	13,860,504
		73,950,263
Business Services - 0.85%
Manpower	117,300	7,186,971
Republic Services Class A	236,400	9,505,644
		16,692,615
Capital Goods - 7.99%
Caterpillar	296,100	19,483,380
General Electric	1,402,600	49,511,780
Goodrich	377,100	15,280,092
†Grant Prideco	464,300	17,657,329
Northrop Grumman	206,200	14,036,034
Textron	248,000	21,700,000
United Technologies	294,900	18,681,915
		156,350,530
Communication Services - 2.18%
Embarq	302,900	14,651,273
Verizon Communications	751,500	27,903,195
		42,554,468
Consumer Discretionary - 5.20%
Abercrombie & Fitch Class A	196,800	13,673,664
Best Buy	391,500	20,968,740
†Coach	444,900	15,304,560
Federated Department Stores	237,500	10,262,375
Gap	618,300	11,716,785
NIKE	141,800	12,424,516
†Urban Outfitters	637,600	11,279,144
Wal-Mart Stores	125,800	6,204,456
		101,834,240
Consumer Services - 1.61%
Marriott International Class A	324,400	12,534,816
McDonald's	486,400	19,027,968
		31,562,784
Consumer Staples - 7.37%
Altria Group	128,300	9,821,365
CVS	602,000	19,336,240
Fortune Brands	245,100	18,409,461
Kellogg	155,400	7,695,408
Kimberly-Clark	190,500	12,451,080
PepsiCo	493,700	32,218,862
Procter & Gamble	712,700	44,173,146
		144,105,562
Credit Cyclicals - 0.61%
D.R. Horton	500,700	11,991,765
		11,991,765
Energy - 7.92%
ConocoPhillips	299,000	17,799,470
EOG Resources	184,000	11,969,200
Exxon Mobil	790,100	53,015,710
Massey Energy	256,700	5,375,298
†National Oilwell Varco	213,200	12,482,860
†Newfield Exploration	300,700	11,588,978
Occidental Petroleum	387,800	18,657,058
St. Mary Land & Exploration	170,100	6,244,371
Tidewater	192,900	8,524,251
†Transocean	126,100	9,234,303
		154,891,499
Financials - 23.00%
†Affiliated Managers Group	141,300	14,145,543
Allstate	244,300	15,324,939
American International Group	380,900	25,238,434
Bank of America	1,024,200	54,866,394
Berkley (W.R.)	287,800	10,185,242
Capital One Financial	99,500	7,826,670
CIT Group	239,700	11,656,611
Citigroup	1,103,800	54,825,746
Everest Re Group	101,400	9,889,542
Freddie Mac	232,200	15,401,826
Hanover Insurance Group	171,200	7,640,656
JPMorgan Chase	782,100	36,727,416
Mellon Financial	513,200	20,066,120
Merrill Lynch	336,300	26,305,386
MetLife	216,700	12,282,556
Morgan Stanley	370,300	26,998,573
North Fork Bancorporation	406,400	11,639,296
PMI Group	218,400	9,568,104
Prudential Financial	189,100	14,418,875
U.S. Bancorp	639,700	21,250,834
UnitedHealth Group	513,400	25,259,280
†WellPoint	241,000	18,569,050
		450,087,093
Health Care - 11.73%
Abbott Laboratories	384,100	18,651,896
†Amgen	412,400	29,498,972
Biomet	190,500	6,132,195
†Express Scripts Class A	191,700	14,471,433
†Genentech	176,000	14,555,200
†Gen-Probe	191,100	8,960,679
†Gilead Sciences	220,700	15,162,090
Johnson & Johnson	596,400	38,730,216
Medtronic	346,600	16,096,104
Pfizer	1,064,900	30,200,564
Quest Diagnostics	158,200	9,675,512
†Vertex Pharmaceuticals	177,800	5,982,970
Wyeth	418,700	21,286,708
		229,404,539
Media - 3.54%
CBS Class B	293,600	8,270,712
†Comcast Class A	243,900	8,987,715
†Comcast Special Class A	163,900	6,033,159
Disney (Walt)	522,700	16,156,657
Time Warner	1,041,000	18,977,430
†Viacom Class B	293,600	10,916,048
		69,341,721
Real Estate - 1.05%
Developers Diversified Realty	183,800	10,248,688
ProLogis	180,400	10,293,624
		20,542,312
Technology - 17.66%
†Adobe Systems	182,400	6,830,880
Applied Materials	1,113,200	19,737,036
†BEA Systems	735,200	11,175,040
†Cisco Systems	1,357,500	31,222,500
†Corning	580,300	14,165,123
†Dell	361,600	8,258,944
†EMC	1,055,400	12,643,692
†Google Class A	45,400	18,246,260
Hewlett-Packard	636,300	23,345,847
Intel	1,498,900	30,832,373
International Business Machines	402,100	32,948,074
Microsoft	1,754,400	47,947,752
Motorola	800,600	20,015,000
National Semiconductor	500,500	11,776,765
†Oracle	635,400	11,271,996
QUALCOMM	492,200	17,891,470
†Tellabs	728,800	7,987,648
Texas Instruments	581,100	19,321,575
		345,617,975
Transportation - 1.13%
FedEx	85,000	9,237,800
Norfolk Southern	290,400	12,792,120
		22,029,920
Utilities - 2.79%
Dominion Resources	211,500	16,177,635
Edison International	296,100	12,329,604
PPL	308,200	10,139,780
TXU	253,700	15,861,324
		54,508,343
Total Common Stock (cost $1,354,520,049)		1,925,465,629
	Principal
	Amount (U.S. $)
≠Commercial Paper- 1.35%
Rabobank USA Finance 5.354% 10/2/06	$6,535,000	6,534,029
Total Capital 5.354% 10/2/06	20,000,000	19,997,028

Total Commercial Paper (cost $26,531,057)		26,531,057
Total Market Value of Securities - 99.76%
(cost $1,381,051,106)		1,951,996,686
Receivables and Other Assets Net of Liabilities (See Notes) - 0.24%		4,616,947
Net Assets Applicable to 58,367,387 Shares Outstanding - 100.00%		$1,956,613,633

†Non-income producing security for the period ended September 30, 2006.
≠The interest rate shown is the effective yield as of the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (The “Trust”) - Growth and Income Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                        $ 1,388,169,645
Aggregate unrealized appreciation             595,753,348
Aggregate unrealized depreciation           (31,926,307)
Net unrealized appreciation            $ 563,827,041

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $185,198,653 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2010.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Growth Opportunities Fund

September 30, 2006
	Number of	Market
	Shares	Value (U.S. $)
Common Stock- 69.98%
Advertising Services - 1.30%
†Getty Images	1,400	$69,552
		69,552
Apparel - 2.95%
†Carter's	6,000	158,340
		158,340
Business Services - 1.84%
†Copart	3,500	98,665
		98,665
Chemicals - 1.19%
†Symyx Technologies	3,000	63,570
		63,570
Communications - 4.06%
†Equinix	1,550	93,155
†SBA Communications	5,120	124,570
		217,725
Consumer Products - 1.89%
Church & Dwight	2,600	101,686
		101,686
Distribution Services - 1.39%
†Beacon Roofing Supply	3,695	74,787
		74,787
Education - 1.78%
†DeVry	4,500	95,715
		95,715
Energy & Energy Services - 3.80%
†FMC Technologies	1,900	102,030
Helmerich & Payne	3,000	69,090
†SunPower	600	16,644
†Whiting Petroleum	400	16,040
		203,804
Financial Services - Asset Management - 3.34%
Cohen & Steers	2,860	92,549
Eaton Vance	3,000	86,580
		179,129
Financial Services - Brokerage & Exchanges - 4.62%
†Evercore Partners Class A	1,100	31,680
International Securities Exchange	1,700	79,713
Jefferies Group	4,800	136,799
		248,192
Financial Services - Community Banks - 6.09%
Cathay General Bancorp	1,800	64,980
Center Financial	1,400	33,292
Central Pacific Financial	900	32,922
First Republic Bank	1,600	68,096
Frontier Financial	1,200	31,128
UCBH Holdings	2,900	50,634
†Western Alliance Bancorp	1,400	46,060
		327,112
Financial Services - Miscellaneous - 1.29%
National Financial Partners	1,690	69,341
		69,341
Gaming Services - 1.69%
†Scientific Games Class A	2,860	90,948
		90,948
Healthcare Products - 1.90%
†Edwards Lifesciences	1,500	69,885
†PSS World Medical	1,600	31,984
		101,869
Healthcare Services - 0.68%
†Nighthawk Radiology Holdings	1,900	36,347
		36,347
Media - 0.84%
†NetFlix	1,970	44,877
		44,877
Real Estate - 1.15%
†CoStar Group	1,500	61,980
		61,980
Real Estate - Home Building - 2.55%
Brookfield Homes	1,300	36,608
†Hovnanian Enterprises Class A	1,200	35,208
MDC Holdings	1,400	65,030
		136,846
Real Estate - REITs - 0.74%
†CBRE Realty Finance	2,600	39,650
		39,650
Recreation & Resorts - 8.21%
Ameristar Casinos	3,100	67,301
Boyd Gaming	1,800	69,192
†Isle of Capri Casinos	3,200	67,392
†Life Time Fitness	2,180	100,912
†Penn National Gaming	2,600	94,952
Station Casinos	710	41,059
		440,808
Restaurants - 2.84%
†Panera Bread Class A	1,500	87,375
†Peet's Coffee & Tea	2,600	65,026
		152,401

Retail - Specialty Stores - 6.44%
†Dick's Sporting Goods	2,300	104,696
†J Crew Group	1,700	51,119
†Select Comfort	4,400	96,272
United Auto Group	4,000	93,600
		345,687

Transportation - 3.20%
American Railcar Industries	1,800	52,398
Florida East Coast Industries	1,200	68,496
UTi Worldwide	1,810	50,626
		171,520
Utility Services - 4.20%
ITC Holdings	4,000	124,800
Southern Union	3,800	100,358
		225,158
Total Common Stock (cost $3,751,742)		3,755,709
	Principal
	Amount
	(U.S $)
^Discount Note- 39.87%
Fannie Mae 4.89% 10/2/06	$2,140,000	2,139,710
Total Discount Note (cost $2,139,710)		2,139,710
Total Market Value of Securities - 109.85%
(cost $5,891,452)		5,895,419
Liabilities Net of Receivables and Other Assets (See Notes) - (9.85%) z		(528,448)
Net Assets Applicable to 420,779 Shares Outstanding - 100.00%		$5,366,971

†Non-income producing security for the period ended September 30, 2006.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
zOf this amount, $522,218 represents payable for securities purchased as of September 30, 2006

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Growth Opportunities Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The Fund may invest uninvested cash in a money market advised by Merrill Lynch or its affiliates. The Merrill Lynch Money Market Fund pays no investment management fees.

3. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                  $5,913,055
Aggregate unrealized appreciation                 108,299
Aggregate unrealized depreciation            (125,935)
Net unrealized depreciation                  $ (17,636)

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or dependence on narrow product lines.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-International Fund

September 30, 2006

	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock - 96.70%∆
Australia - 9.50%
Amcor	1,502,235	$8,318,187
Coles Myer	944,832	10,132,518
Foster's Group	4,068,961	19,528,612
National Australia Bank	821,255	22,461,878
Telstra	4,776,237	13,205,710
Wesfarmers	281,822	7,336,273
		80,983,178
Belgium - 2.31%
Fortis Group	484,413	19,655,542
		19,655,542
Finland - 1.72%
UPM-Kymmene	617,744	14,679,031
		14,679,031
France - 13.74%
Carrefour	208,855	13,196,386
Cie de Saint-Gobain	224,962	16,316,404
France Telecom	601,524	13,805,457
Renault	218,434	25,052,327
Societe Generale	141,690	22,547,696
†Suez Strip	63,068	800
Total	397,896	26,109,537
		117,028,607
Germany - 5.90%
Bayer	459,077	23,342,596
Deutsche Telekom	158,916	2,524,864
RWE	263,768	24,365,253
		50,232,713
Hong Kong - 2.46%
Hong Kong Electric Holdings	2,451,500	11,469,796
Wharf Holdings	2,759,000	9,455,604
		20,925,400
Italy - 5.31%
Banca Intesa	4,298,536	28,288,322
UniCredito Italiano	2,038,592	16,918,397
		45,206,719
Japan - 13.98%
Canon	489,100	25,505,663
Hitachi	1,045,000	6,095,282
Kao	434,000	11,573,335
KDDI	2,566	15,987,948
=Millea Holdings	471	8,213,843
Takeda Pharmaceutical	366,700	22,878,980
Toyota Motor	415,900	22,603,839
West Japan Railway	1,457	6,228,869
		119,087,759
Netherlands - 5.32%
ING Groep	616,222	27,105,708
Reed Elsevier	1,092,111	18,210,077
		45,315,785
New Zealand - 1.00%
Telecom Corporation of New Zealand	2,999,024	8,517,573
		8,517,573
Singapore - 1.90%
Jardine Matheson Holdings	336,000	6,148,800
Oversea-Chinese Banking	2,445,400	10,084,917
		16,233,717
South Africa - 0.77%
Sasol	199,680	6,564,119
		6,564,119
South Korea - 0.83%
POSCO ADR	109,081	7,082,629
		7,082,629
Spain - 7.68%
Banco Santander Central Hispanoamericano	1,027,338	16,244,227
Iberdrola	424,368	18,994,881
Telefonica	1,744,709	30,242,019
		65,481,127
Taiwan - 1.11%
Chunghwa Telecom ADR	549,162	9,505,994
		9,505,994
United Kingdom - 23.17%
Aviva	548,995	8,048,541
BG Group	1,401,449	17,016,660
Boots Group	743,122	10,783,230
BP	1,997,556	21,767,522
Compass Group	456,826	2,292,306
GKN	1,353,169	7,284,117
GlaxoSmithKline	930,160	24,782,756
HBOS	1,405,730	27,820,436
Lloyds TSB Group	1,782,122	18,018,483
Royal Bank of Scotland Group	632,948	21,805,843
Royal Dutch Shell Class A	599,189	19,731,270
Unilever	731,909	18,061,738
		197,412,902
Total Common Stock (cost $577,744,080)		823,912,795
	Principal
	Amount
	(U.S. $)
≠Commercial Paper - 2.31%
Rabobank USA Finance 5.352% 10/2/06	$19,645,000	19,642,081
Total Commercial Paper (cost $19,642,081)		19,642,081
Total Market Value of Securities - 99.01%
(cost $597,386,161)		843,554,876
Receivables and Other Assets Net of Liabilities (See Notes) - 0.99%		8,430,000
Net Assets Applicable to 40,380,849 Shares Outstanding - 100.00%		$851,984,876

≠The interest rate shown is the effective yield as of the time of purchase.
∆Securities have been classified by country of origin.
†Non-income producing security for the period ended September 30, 2006.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2006, the aggregate amount of fair valued securities equaled $8,213,843, which represented 0.96% of the Fund’s net assets. See Note 1 in “Notes.”

Summary of Abbreviations:
ADR - American Depositary Receipts
GBP - British Pound Sterling
EUR - European Monetary Unit
JPY - Japanese Yen
USD - United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2006:

Foreign Currency Exchange Contracts1

			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
GBP (17,427,500)	USD 32,563,838	10/31/06	$ (80,473)
EUR (7,843,650)	USD 9,957,514	10/02/06	11,147
JPY 201,915,024	USD (1,726,714)	10/02/06	(17,095)
			$ (86,421)

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - International Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                 $597,718,679
Aggregate unrealized appreciation                    257,304,650
Aggregate unrealized depreciation          (11,468,453)
Net unrealized appreciation           $245,836,197

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $13,572,425 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,530,554 expires in 2010 and $12,041,871 expires in 2011.

3. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Managed Fund

September 30, 2006

	Number of	Market
	Shares	Value
		(U.S.$)
Common Stock- 66.58%
Basic Materials - 2.83%
†AK Steel Holding	32,400	$393,336
†Century Aluminum	11,000	370,150
Chesapeake	14,100	201,771
Cytec Industries	8,300	461,397
Dow Chemical	68,000	2,650,640
duPont (E.I.) deNemours	52,100	2,231,964
Ferro	21,900	389,382
FMC	6,400	410,048
Freeport-McMoRan Copper & Gold Class B	27,600	1,469,976
Georgia Gulf	9,600	263,232
Lubrizol	32,700	1,495,371
†PolyOne	52,400	436,492
Steel Dynamics	27,700	1,397,465
United States Steel	35,600	2,053,408
Wausau Paper	19,700	265,950
Worthington Industries	13,200	225,192
		14,715,774
Business Services - 1.09%
Administaff	10,800	363,960
†Armor Holdings	8,500	487,305
Healthcare Services Group	15,700	395,012
†Kforce	24,500	292,285
†Labor Ready	16,600	264,438
Manpower	17,300	1,059,971
McGrath RentCorp	12,700	325,120
Republic Services Class A	34,900	1,403,329
†TeleTech Holdings	26,800	418,884
UniFirst	9,100	284,284
†United Stationers	7,300	339,523
		5,634,111
Capital Goods - 5.62%
Acuity Brands	9,200	417,680
†AGCO	14,900	377,715
Applied Industrial Technologies	10,200	248,880
Barnes Group	23,200	407,392
Caterpillar	44,000	2,895,200
†Columbus McKinnon	13,500	243,405
Crane	6,500	271,700
DRS Technologies	7,300	318,791
General Electric	207,900	7,338,870
†Genlyte Group	6,300	448,560
Goodrich (B.F.)	56,000	2,269,120
†Grant Prideco	70,900	2,696,327
†Innovative Solutions & Support	19,500	283,335
†Kadant	13,200	324,192
Lawson Products	7,800	326,976
Lincoln Electric Holdings	7,300	397,485
LSI Industries	15,600	253,500
Lufkin Industries	7,300	386,316
Manitowoc	5,000	223,950
Northrop Grumman	30,300	2,062,521
†Orbital Sciences	13,100	245,887
†Rofin-Sinar Technologies	6,600	401,082
Textron	36,700	3,211,250
United Technologies	43,500	2,755,725
†URS	8,900	346,121
		29,151,980
Communication Services - 0.80%
Verizon Communications	112,100	4,162,273
		4,162,273
Consumer Discretionary - 3.59%
Abercrombie & Fitch Class A	29,000	2,014,920
Best Buy	58,000	3,106,480
†Charming Shoppes	31,800	454,104
†Children's Place	6,700	429,001
†Coach	64,000	2,201,600
Federated Department Stores	33,000	1,425,930
Gap	87,700	1,661,915
†Guitar Center	8,600	384,248
†Jos A Bank Clothiers	10,350	310,086
NIKE	21,500	1,883,830
†Pacific Sunwear of California	18,100	272,948
Phillips-Van Heusen	11,000	459,470
†Quiksilver	29,100	353,565
Stage Stores	15,300	448,902
Stride Rite	25,800	360,168
†True Religion Apparel	14,500	306,095
†Urban Outfitters	94,100	1,664,629
Wal-Mart Stores	18,700	922,284
		18,660,175
Consumer Services - 1.27%
†Buffalo Wild Wings	9,400	359,550
CKE Restaurants	20,800	347,776
IHOP	8,500	393,975
Lone Star Steakhouse & Saloon	8,500	236,045
Marriott International Class A	46,600	1,800,624
McDonald's	72,100	2,820,552
†Papa John's International	9,700	350,267
†Shuffle Master	10,800	291,708
		6,600,497
Consumer Staples - 4.30%
Altria Group	18,900	1,446,795
Casey's General Stores	21,900	487,713
CVS	88,800	2,852,256
Fortune Brands	36,200	2,718,982
Kellogg	22,500	1,114,200
Kimberly-Clark	28,500	1,862,760
Longs Drug Stores	6,100	280,661
Nu Skin Enterprises Class A	14,900	261,048
PepsiCo	72,900	4,757,454
Procter & Gamble	105,600	6,545,088
		22,326,957
Credit Cyclicals - 0.56%
D.R. Horton	73,700	1,765,115
†Jacuzzi Brands	32,100	320,679
M/I Homes	7,000	247,450
†Meritage Homes	5,000	208,050
†Williams Scotsman International	16,300	348,168
		2,889,462
Energy - 4.96%
ConocoPhillips	43,900	2,613,367
EOG Resources	27,400	1,782,370
Exxon Mobil	118,800	7,971,480
†Grey Wolf	49,000	327,320
†Hercules Offshore	12,100	375,705
†Lone Star Technologies	4,700	227,386
Massey Energy	37,900	793,626
†National Oilwell Varco	31,800	1,861,890
†Newfield Exploration	44,400	1,711,176
Occidental Petroleum	57,200	2,751,892
†Oil States International	9,900	272,250
Penn Virginia	5,200	329,732
†Petroquest Energy	36,300	378,609
St Mary Land & Exploration	31,400	1,152,694
Tidewater	27,300	1,206,387
†Transocean	18,600	1,362,078
†Universal Compression Holdings	6,800	363,460
World Fuel Services	6,800	275,060
		25,756,482
Finance - 14.89%
ADVANTA	10,700	394,830
†Affiliated Managers Group	20,200	2,022,222
Allstate	36,100	2,264,553
American Home Mortgage Investment	12,200	425,414
American International Group	55,200	3,657,552
AmerUs Group	4,800	326,448
Bancfirst	8,100	378,432
Bank of America	151,900	8,137,282
Bankunited Financial Class A	14,200	370,194
Berkley (W.R.)	42,500	1,504,075
Capital One Financial	14,700	1,156,302
Center Financial	15,400	366,212
CIT Group	36,900	1,794,447
Citigroup	162,100	8,051,507
City Holding	12,600	502,362
Commercial Capital Bancorp	20,100	320,394
†CompuCredit	13,300	401,793
†Cowen Group	16,900	267,189
Dime Community Bancshares	21,900	322,587
Direct General	23,300	313,618
Everest Re Group	14,800	1,443,444
FBL Financial Group Class A	9,600	321,312
First Midwest Bancorp	11,900	450,891
First Place Financial Ohio	16,200	367,092
†FirstFed Financial	8,600	487,792
Freddie Mac	34,400	2,281,752
Greater Bay Bancorp	10,500	296,205
Hanover Insurance	25,300	1,129,139
JPMorgan Chase	115,300	5,414,488
Kansas City Life Insurance	4,900	223,146
MainSource Financial Group	13,300	225,701
Mellon Financial	74,900	2,928,590
Merrill Lynch	49,400	3,864,068
MetLife	32,400	1,836,432
Morgan Stanley	55,500	4,046,505
North Fork Bancorporation	59,700	1,709,808
Ohio Casualty	18,600	481,182
PFF Bancorp	12,800	474,112
PMI Group	32,400	1,419,444
Presidential Life	15,200	340,024
Prudential Financial	27,400	2,089,250
Republic Bancorp	31,960	426,027
RLI	8,300	421,557
TierOne	14,500	491,985
†Triad Guaranty	6,400	327,488
Trustmark	10,300	323,729
U.S. Bancorp	94,400	3,135,968
†United America Indemnity	15,600	350,532
UnitedHealth Group	76,200	3,749,040
Waddell & Reed Financial Class A	21,300	527,175
†WellPoint	35,700	2,750,685
		77,311,976
Health Care - 8.14%
Abbott Laboratories	57,100	2,772,776
†Adolor	18,500	256,595
†Alkermes	17,500	277,375
†Amgen	61,200	4,377,636
†Applera Corp-Celera Genomics	25,800	359,136
†Bio-Rad Laboratories Class A	4,900	346,577
Biomet	28,200	907,758
†Candela	20,100	219,291
†Digene	4,200	181,230
†Express Scripts Class A	28,400	2,143,916
†Gen-Probe	34,400	1,613,016
†Genentech	26,100	2,158,470
†Geron	32,800	205,656
†Gilead Sciences	31,600	2,170,920
†Healthways	9,600	428,160
Johnson & Johnson	87,600	5,688,744
†LifePoint Hospitals	8,200	289,624
†Medarex	32,800	352,272
Medtronic	51,400	2,387,016
Mentor	7,900	398,081
†MGI PHARMA	17,800	306,338
†Myogen	10,800	378,864
†Neurometrix	12,200	231,922
†Noven Pharmaceuticals	14,000	337,680
Owens & Minor	10,000	328,900
Pfizer	157,100	4,455,356
†Pharmion	16,400	353,420
PolyMedica	8,600	368,166
Quest Diagnostics	23,400	1,431,144
†Res-Care	20,100	403,809
†Sciele Pharma	19,300	363,612
†Techne	5,600	284,816
†Telik	17,000	302,430
†United Therapeutics	7,000	367,780
†Vertex Pharmaceuticals	26,500	891,725
Vital Signs	5,700	322,677
West Pharmaceutical Services	11,800	463,386
Wyeth	61,700	3,136,828
		42,263,102
Media - 2.03%
CBS Class B	42,900	1,208,493
†Comcast Class A	34,800	1,282,380
†Comcast Special Class A	23,800	876,078
Disney (Walt)	74,900	2,315,159
†infoUSA	30,000	249,000
†Scholastic	6,400	199,360
Time Warner	153,600	2,800,128
†Viacom Class B	42,900	1,595,022
		10,525,620
Real Estate - 1.28%
Developers Diversified Realty	27,900	1,555,704
Equity Inns	25,900	412,328
First Industrial Realty Trust	9,900	435,600
First Potomac Realty Trust	11,600	350,552
Home Properties	7,900	451,564
Maguire Properties	8,900	362,586
Nationwide Health Properties	15,800	422,492
Pennsylvania Real Estate Investment Trust	10,100	429,957
ProLogis	25,700	1,466,442
Senior Housing Properties Trust	17,700	377,718
Sovran Self Storage	6,700	372,185
		6,637,128
Technology - 12.62%
†Adobe Systems	27,200	1,018,640
†Anixter International	8,200	463,054
Applied Materials	163,500	2,898,855
†Aspen Technology	19,100	208,572
†BEA Systems	130,600	1,985,120
†Blackboard	10,700	283,550
†CACI International	6,300	346,563
†Cisco Systems	199,300	4,583,900
†Corning	86,000	2,099,260
†Cymer	10,500	461,055
†Dell	51,800	1,183,112
†Digital River	6,400	327,168
†Digitas	20,000	192,400
†Dionex	5,900	300,546
†Dobson Communications Class A	44,900	315,198
†EarthLink	28,200	205,014
Embarq	45,600	2,205,672
†EMC	153,300	1,836,534
†Google Class A	6,700	2,692,730
Hewlett-Packard	94,400	3,463,536
Intel	225,500	4,638,535
International Business Machines	59,400	4,867,274
†j2 Global Communications	15,400	418,418
†Kulicke & Soffa Industries	29,300	259,012
†Lawson Software	35,000	253,750
Microsoft	258,700	7,070,271
†MIPS Technologies	51,400	346,950
Motorola	117,900	2,947,500
†MTC Technologies	10,100	242,804
†Multi-Fineline Electronix	6,400	162,368
National Semiconductor	73,800	1,736,514
†NETGEAR	19,100	393,269
†OmniVision Technologies	21,600	308,232
†ON Semiconductor	60,400	355,152
†Oracle	90,100	1,598,374
†Palm	26,700	388,752
†Photronics	20,500	289,665
†Progress Software	12,700	330,200
QUALCOMM	73,400	2,668,090
†Quality Systems	8,700	337,473
†RadiSys	21,100	448,375
†Secure Computing	28,200	178,506
†SI International	9,700	310,206
†Smith Micro Software	23,700	340,806
†SPSS	8,800	219,384
†Synaptics	13,400	326,558
†Tekelec	30,700	397,872
†Tellabs	107,500	1,178,200
†Tessera Technologies	13,300	462,574
Texas Instruments	84,700	2,816,275
United Online	17,800	216,804
†Universal Electronics	11,100	210,900
†Varian Semiconductor Equipment	12,400	455,080
†Verint Systems	9,200	276,460
†Viasat	15,300	383,724
†WebEx Communications	9,900	386,298
†Wind River Systems	19,500	208,845
		65,499,949
Transportation - 0.91%
Arkansas Best	6,700	288,301
†Bristow Group	8,500	292,400
FedEx	12,300	1,336,764
†HUB Group	18,900	430,542
Norfolk Southern	42,600	1,876,530
Pacer International	17,300	480,248
		4,704,785
Utilities - 1.69%
Black Hills	9,200	309,212
Dominion Resources	31,300	2,394,137
Edison International	42,300	1,761,372
Otter Tail	12,700	371,348
PPL	45,800	1,506,820
TXU	39,100	2,444,532
		8,787,421
Total Common Stock (cost $248,005,887)		345,627,692
	Principal
	Amount
	(U.S. $)
Agency Asset-Backed Securities- 0.02%
•Fannie Mae Grantor Trust Series 2004-T4 A3 4.42% 8/25/24	$109,860	109,382
Total Agency Asset-Backed Securities (cost $109,833)		109,382

Agency Collateralized Mortgage Obligations- 0.97%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	151,081	163,125
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	217,322	211,981
Series 2005-110 MB 5.50% 9/25/35	500,000	501,433
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	330,101	337,776
Freddie Mac
Series 2662 MA 4.50% 10/15/31	403,551	395,515
Series 2872 GC 5.00% 11/15/29	410,000	400,677
Series 2890 PC 5.00% 7/15/30	575,000	562,697
Series 2915 KP 5.00% 11/15/29	340,000	332,670
Series 3022 MB 5.00% 12/15/28	615,000	606,015
Series 3063 PC 5.00% 11/1/35	550,000	541,170
◆Freddie Mac Structured Pass-Through Securities
Series T-58 2A 6.50% 9/25/43	261,075	266,425
•Series T-60 1A4C 5.395% 3/25/44	365,000	362,601
Government National Mortgage Association Series 2002-61 BA 4.648% 3/16/26	344,937	341,057
Total Agency Collateralized Mortgage Obligations (cost $5,103,837)		5,023,142

Agency Mortgage-Backed Securities- 6.32%
Fannie Mae 6.50% 8/1/17	207,835	211,590
Fannie Mae Relocation 15 yr 4.00% 9/1/20	823,049	775,225
Fannie Mae Relocation 30 yr
4.00% 3/1/35	429,604	392,628
5.00% 1/1/34	232,571	225,601
5.00% 10/1/35	234,685	227,328
5.00% 2/1/36	768,427	743,986
Fannie Mae S.F. 15 yr TBA
5.00% 10/1/21	1,595,000	1,567,585
5.50% 10/1/36	610,000	609,810
6.00% 10/1/21	480,000	487,350
Fannie Mae S.F. 30 yr
5.50% 3/1/29	505,137	500,302
5.50% 4/1/29	319,895	316,833
7.50% 6/1/31	67,062	69,437
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/36	4,190,000	4,027,637
5.50% 10/25/36	14,510,000	14,296,876
6.00% 10/1/36	2,795,000	2,808,102
6.50% 10/25/36	1,475,000	1,502,196
7.00% 10/1/36	620,000	636,857
•Freddie Mac ARM 4.039% 4/1/34	211,828	211,675
Freddie Mac Relocation 30 yr 5.00% 9/1/33	522,707	509,471
Freddie Mac S.F. 15 yr 4.00% 2/1/14	216,997	209,253
Freddie Mac S.F. 30 yr 7.00% 11/1/33	11,684	12,028
Freddie Mac S.F. 30 yr TBA
5.00% 10/1/36	345,000	331,847
6.00% 10/1/36	1,675,000	1,683,897
Government National Mortgage Association S.F. 30 yr 7.50% 1/15/32	32,918	34,262
Government National Mortgage Association S.F. 30 yr TBA 6.50% 10/1/36	395,000	405,122
Total Agency Mortgage-Backed Securities (cost $32,713,336)		32,796,898

Agency Obligations- 0.49%
^Fannie Mae 5.386% 10/9/19	1,460,000	719,387
Federal Home Loan Bank 4.25% 9/14/07	1,740,000	1,725,934
Freddie Mac 4.75% 1/19/16	105,000	103,411
Total Agency Obligations (cost $2,557,675)		2,548,732

@=Collateralized Debt Obligations- 0.03%
#Alliance Capital Funding CBO Series 1 A3 144A 5.84% 2/15/10	12,108	12,108
#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11	126,530	126,569
Total Collateralized Debt Obligations (cost $143,339)		138,677

Commercial Mortgage-Backed Securities- 1.40%
Banc of America Commercial Mortgage Securities
•Series 2006-3 A4 5.889% 7/10/44	770,000	800,270
Series 2006-4 A4 5.634% 7/10/46	305,000	311,169
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	465,000	464,729
◆Commercial Mortgage Pass-Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	308,452	320,568
Series 2006-C7 A2 5.69% 6/10/46	290,000	295,767
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	160,000	162,231
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	225,000	221,447
GE Capital Commercial Mortgage Trust Series 2002-1A A3 6.269% 12/10/35	120,000	125,784
•#GS Mortgage Securities Series 2006-RR2 A1 144A 5.816% 6/23/46	340,000	343,802
#Hilton Hotel Pool Trust Series 2000-HLTA A1 144A 7.055% 10/6/15	138,473	143,862
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	310,000	312,329
Series 2003-C1 A2 4.985% 1/12/37	580,000	571,447
•Series 2006-LDP7 AJ 5.876% 4/15/45	110,000	114,159
•#Series 2006-RR1A A1 144A 5.609% 10/18/52	325,000	327,538
LB-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	485,000	512,761
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	275,000	265,688
•Series 2004-BPC1 A3 4.467% 10/12/41	225,000	217,514
#Series 2005-GGP1 E 144A 4.33% 11/15/10	100,000	98,952
#Series 2005-GGP1 F 144A 4.35% 11/15/10	100,000	98,921
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31	145,000	146,660
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.347% 2/15/33	100,000	106,439
•#STRIPs III Series 2003-1A 144A 3.308% 3/24/18	560,459	540,120
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	395,000	385,030
Series 2006-1 B 5.588% 2/15/36	160,000	160,452
Series 2006-1 C 5.707% 2/15/36	240,000	240,862
Total Commercial Mortgage-Backed Securities (cost $7,296,762)		7,288,501

Corporate Bonds- 12.80%
Banking - 2.08%
•#Barclays Bank 144A
5.926% 12/31/49	320,000	319,933
7.375% 6/29/49	265,000	286,868
Citigroup 6.125% 8/25/36	220,000	227,055
Credit Suisse First Boston USA 6.125% 11/15/11	460,000	477,605
First Union Institutional Capital II 7.85% 1/1/27	415,000	432,802
•#Glitnir Banki 144A 6.693% 6/15/16	315,000	322,441
HSBC Holdings 6.50% 5/2/36	345,000	367,478
JPMorgan Chase Capital XX 6.55% 9/29/36	890,000	900,992
Marshall & Ilsley 3.95% 8/14/09	690,000	669,265
•MUFG Capital Finance 1 6.346% 7/29/49	285,000	287,832
Popular North America
4.25% 4/1/08	440,000	432,202
•5.886% 4/6/09	255,000	255,788
Popular North America Capital Trust I 6.564% 9/15/34	495,000	482,801
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	290,000	284,234
•RBS Capital Trust I 4.709% 12/29/49	585,000	548,574
•#Resona Bank 144A 5.85% 9/29/49	550,000	538,670
•#Resona Preferred Global Securities 144A 7.191% 12/29/49	760,000	787,869
•#Shinsei Finance 144A 6.418% 1/29/49	215,000	213,913
Sovereign Capital Trust VI 7.908% 6/13/36	360,000	399,075
•#Sumitomo Mitsui 144A 5.625% 7/29/49	700,000	682,441
Suntrust Capital II 7.90% 6/15/27	400,000	418,021
•UBS Preferred Funding Trust V 6.243% 5/29/49	400,000	414,146
#Wachovia Capital I 144A 7.64% 1/15/27	520,000	541,813
•Wachovia Capital Trust III 5.80% 8/29/49	485,000	486,788
		10,778,606
Basic Industry - 0.22%
Lubrizol 4.625% 10/1/09	190,000	186,517
Newmont Gold 8.91% 1/5/09	55,408	57,624
Southern Copper 7.50% 7/27/35	315,000	331,258
#Stora Enso Oyj 144A 7.25% 4/15/36	245,000	254,444
Weyerhaeuser 7.125% 7/15/23	300,000	302,221
		1,132,064
Brokerage - 0.51%
•Ameriprise Financial 7.518% 6/1/66	325,000	349,188
E Trade Financial 8.00% 6/15/11	105,000	109,200
Goldman Sachs Group 6.345% 2/15/34	300,000	299,051
LaBranche & Company 9.50% 5/15/09	180,000	188,550
Merrill Lynch
6.05% 5/16/16	270,000	279,706
6.22% 9/15/26	445,000	453,970
Morgan Stanley 6.25% 8/9/26	495,000	513,911
Nuveen Investments 5.00% 9/15/10	455,000	446,787
		2,640,363
Capital Goods - 0.29%
Caterpillar 6.05% 8/15/36	200,000	208,934
General Electric 5.00% 2/1/13	465,000	460,361
Honeywell International 5.70% 3/15/36	210,000	211,641
Masco 6.125% 10/3/16	190,000	189,019
#Siemens Finance 144A 6.125% 8/17/26	255,000	262,214
United Technologies 6.05% 6/1/36	155,000	164,979
		1,497,148
Communications - 1.60%
AT&T
7.30% 11/15/11	380,000	412,317
8.00% 11/15/31	210,000	257,447
BellSouth 4.20% 9/15/09	200,000	194,107
British Telecommunications 8.875% 12/15/30	235,000	314,407
Citizens Communications 9.25% 5/15/11	305,000	337,788
Comcast
•5.80% 7/14/09	200,000	200,493
6.50% 11/15/35	200,000	202,052
Cox Communications 4.625% 1/15/10	250,000	243,359
Embarq 6.738% 6/1/13	260,000	267,864
GTE California 7.65% 3/15/07	600,000	605,854
News America Holdings 7.75% 12/1/45	230,000	257,317
Nextel Communications 6.875% 10/31/13	445,000	453,465
Sprint Capital
7.625% 1/30/11	385,000	414,916
8.75% 3/15/32	550,000	672,643
Telecom Italia Capital
4.00% 1/15/10	465,000	440,924
•6.108% 7/18/11	440,000	437,112
7.20% 7/18/36	530,000	546,426
Telefonica Emisones
5.984% 6/20/11	180,000	183,600
6.421% 6/20/16	150,000	154,602
7.045% 6/20/36	110,000	116,458
Telefonos de Mexico 4.50% 11/19/08	440,000	433,472
Time Warner Entertainment 8.375% 3/15/23	125,000	144,699
Triton Communications 8.50% 6/1/13	200,000	186,500
#Viacom 144A
•5.74% 6/16/09	415,000	415,571
5.75% 4/30/11	270,000	269,729
#Windstream 144A
8.125% 8/1/13	55,000	58,644
8.625% 8/1/16	80,000	86,000
		8,307,766
Consumer Cyclical - 1.49%
Centex
4.875% 8/15/08	610,000	603,457
•5.739% 8/1/07	360,000	360,410
Corrections Corporation of America 7.50% 5/1/11	115,000	118,163
•DaimlerChrysler Holdings 5.918% 8/3/09	485,000	485,010
Ford Motor 7.45% 7/16/31	190,000	147,725
Ford Motor Credit 9.875% 8/10/11	375,000	388,425
Fortune Brands 5.125% 1/15/11	290,000	285,066
General Motors 8.375% 7/15/33	330,000	287,100
General Motors Acceptance Corporation
6.875% 9/15/11	1,115,000	1,110,238
8.00% 11/1/31	425,000	445,601
Home Depot 5.40% 3/1/16	120,000	119,426
Johnson Controls 5.00% 11/15/06	145,000	144,857
Lodgenet Entertainment 9.50% 6/15/13	210,000	225,750
Mandalay Resort Group 9.50% 8/1/08	105,000	111,825
May Department Stores 3.95% 7/15/07	505,000	498,329
MGM MIRAGE 9.75% 6/1/07	240,000	246,900
Neiman Marcus 10.375% 10/15/15	215,000	233,275
Penney (J.C.)
7.625% 3/1/97	765,000	788,681
8.00% 3/1/10	195,000	209,908
Time Warner 8.18% 8/15/07	600,000	614,066
Visteon 8.25% 8/1/10	310,000	303,800
		7,728,012
Consumer Non-Cyclical - 0.77%
AmerisourceBergen 5.875% 9/15/15	480,000	472,980
Anheuser-Busch 5.75% 4/1/36	210,000	212,241
Baxter International 5.196% 2/16/08	280,000	279,091
Boston Scientific 6.40% 6/15/16	285,000	287,934
Diageo Capital 5.875% 9/30/36	70,000	68,740
HCA 5.50% 12/1/09	345,000	346,294
Kraft Foods 6.50% 11/1/31	20,000	21,656
Kroger 6.375% 3/1/08	330,000	333,511
Medco Health Solutions 7.25% 8/15/13	145,000	157,594
MedPartners 7.375% 10/1/06	735,000	735,001
Medtronic 4.75% 9/15/15	195,000	185,628
US Oncology 9.00% 8/15/12	185,000	192,400
UST 6.625% 7/15/12	330,000	349,321
Wyeth 5.50% 2/1/14	340,000	341,153
		3,983,544
Electric - 1.74%
•Alabama Power 4.75% 10/1/42	560,000	556,825
Ameren 4.263% 5/15/07	330,000	327,755
•AVA Capital Trust III 6.50% 4/1/34	140,000	140,645
Avista
7.75% 1/1/07	380,000	381,806
9.75% 6/1/08	295,000	313,733
#Caithness Coso Funding 144A 5.489% 6/15/19	288,724	289,332
CC Fund Trust I 6.90% 2/16/07	295,000	296,433
Commonwealth Edison 5.95% 8/15/16	535,000	543,409
Consumers Energy 6.00% 2/15/14	450,000	461,304
Dominion Resources 5.687% 5/15/08	385,000	386,723
Duke Capital
4.331% 11/16/06	165,000	164,742
5.668% 8/15/14	415,000	411,612
FPL Group Capital
5.625% 9/1/11	285,000	288,647
•6.35% 10/1/66	720,000	730,197
•Nisource Finance 5.968% 11/23/09	260,000	260,169
Northern States Power 6.25% 6/1/36	335,000	359,628
Oncor Electric Delivery 7.00% 9/1/22	235,000	255,295
Pepco Holdings
5.50% 8/15/07	405,000	404,990
•6.025% 6/1/10	360,000	361,553
#Power Contract Financing 144A 6.256% 2/1/10	511,313	515,541
•Progress Energy 5.957% 1/15/10	410,000	411,779
PSEG Funding Trust 5.381% 11/16/07	585,000	584,255
Puget Sound P&L 5.483% 6/1/35	215,000	197,909
Southern Capital Funding 5.30% 2/1/07	225,000	224,604
TECO Energy 7.20% 5/1/11	35,000	36,663
Xcel Energy 6.50% 7/1/36	125,000	132,326
		9,037,875
Energy - 0.32%
Anadarko Petroleum
5.95% 9/15/16	180,000	182,490
6.45% 9/15/36	175,000	179,348
#Canadian Oil Sands 144A 4.80% 8/10/09	380,000	373,123
Nexen 5.875% 3/10/35	85,000	81,314
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	250,000	251,388
#TNK-BP Finance 144A 7.50% 7/18/16	210,000	219,771
USX 9.125% 1/15/13	325,000	387,861
		1,675,295
Finance - 0.67%
•American Express 6.80% 9/1/66	220,000	232,684
American General Finance 4.875% 7/15/12	310,000	301,911
•HSBC Finance Capital Trust IX 5.911% 11/30/35	300,000	300,455
International Lease Finance 4.625% 6/2/08	25,000	24,743
Residential Capital
6.00% 2/22/11	245,000	244,934
6.125% 11/21/08	325,000	326,433
6.375% 6/30/10	261,000	264,291
6.50% 4/17/13	510,000	518,610
•6.693% 11/21/08	175,000	177,023
6.875% 6/30/15	575,000	598,255
•#Residential Capital 144A 7.337% 4/17/09	475,000	477,467
		3,466,806
Industrial - Other - 0.08%
President and Fellows of Harvard College 6.30% 10/1/37	395,000	422,962
		422,962
Insurance - 1.69%
AmerUs Group 6.583% 5/16/11	405,000	420,969
#Farmers Insurance Exchange 144A
6.00% 8/1/14	375,000	373,640
8.625% 5/1/24	1,125,000	1,336,061
•#Great West Life & Annuity Insurance 144A 7.153% 5/16/46	215,000	223,686
Hartford Financial Services Group 5.663% 11/16/08	295,000	297,189
#Liberty Mutual 144A 6.70% 8/15/16	210,000	218,505
Marsh & McLennan
5.15% 9/15/10	435,000	428,957
•5.64% 7/13/07	470,000	470,001
Montpelier Re Holdings 6.125% 8/15/13	210,000	203,151
#Mutual of Omaha Insurance 144A 6.80% 6/15/36	190,000	201,469
#Nationwide Mutual Insurance 144A 7.875% 4/1/33	345,000	404,817
•◆#North Front Pass-Through Trust 144A 5.81% 12/15/24	700,000	688,841
PMI Group 5.568% 11/15/08	385,000	385,820
Safeco Capital Trust I 8.072% 7/15/37	570,000	599,885
St. Paul Travelers 5.01% 8/16/07	335,000	333,032
•◆#Twin Reefs Pass-Through Trust 144A 6.33% 12/31/49	700,000	701,224
WellPoint
4.25% 12/15/09	210,000	203,927
5.85% 1/15/36	220,000	214,121
Willis Group
5.125% 7/15/10	295,000	290,251
5.625% 7/15/15	300,000	288,324
•#ZFS Finance USA Trust I 144A 6.45% 12/15/65	500,000	495,403
		8,779,273
Natural Gas - 0.57%
Atmos Energy 4.00% 10/15/09	415,000	397,922
Enterprise Products Operating
4.00% 10/15/07	270,000	265,960
4.625% 10/15/09	360,000	352,107
Oneok 5.51% 2/16/08	305,000	305,216
Sempra Energy
4.621% 5/17/07	145,000	144,319
•5.863% 5/21/08	380,000	380,692
Southern Union 6.15% 8/16/08	600,000	604,415
Valero Logistics Operations 6.05% 3/15/13	510,000	517,885
		2,968,516
Real Estate - 0.21%
•Brandywine Operating Partnership 5.958% 4/1/09	415,000	415,759
Developers Diversified Realty
4.625% 8/1/10	385,000	373,482
5.375% 10/15/12	60,000	59,461
HRPT Properties Trust 5.75% 2/15/14	245,000	244,527
		1,093,229
Technology - 0.17%
Motorola 4.608% 11/16/07	655,000	650,146
Sungard Data Systems 10.25% 8/15/15	250,000	258,750
		908,896
Transportation - 0.39%
American Airlines
3.857% 7/9/10	448,393	424,807
6.817% 5/23/11	380,000	373,825
Continental Airlines 6.503% 6/15/11	550,000	560,202
#Erac USA Finance 144A 7.35% 6/15/08	650,000	670,682
		2,029,516
Total Corporate Bonds (cost $65,722,329)		66,449,871

Foreign Agencies- 0.15%
Pemex Project Funding Master Trust
6.125% 8/15/08	415,000	418,528
6.625% 6/15/35	85,000	83,619
#144A 6.625% 6/15/35	275,000	270,531
Total Foreign Agencies (cost $794,093)		772,678

Municipal Bonds- 0.61%
California State 5.00% 2/1/33	265,000	274,683
California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)	305,000	322,544
Illinois State Taxable Pension 5.10% 6/1/33	420,000	403,242
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	495,000	524,398
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	320,000	344,198
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	310,000	331,520
Oregon State Taxable Pension 5.892% 6/1/27	485,000	509,493
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	145,000	145,197
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	305,000	313,241
Total Municipal Bonds (cost $3,079,211)		3,168,516

Non-Agency Asset-Backed Securities- 1.49%
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	139,010	135,141
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17	370,000	346,076
Countrywide Asset-Backed Certificates
#Series 2004-BC1N Note 144A 5.50% 4/25/35	20,519	20,266
•Series 2006-15 A3 5.689% 10/25/46	485,000	487,480
Series 2006-S2 A2 5.627% 7/25/27	440,000	440,543
Series 2006-S3 A2 6.085% 6/25/21	540,000	546,629
•Series 2006-S6 A2 5.519% 3/25/34	475,000	474,544
Credit-Based Asset Service and Securitization
Series 2005-CB8 AF1B 5.451% 12/25/35	301,224	299,878
#Series 2006-SL1 A2 144A 5.556% 9/25/36	430,000	430,386
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	390,000	396,560
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	175,000	175,359
GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36	194,352	194,064
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	261,440	255,803
•Merrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36	105,873	105,398
Mid-State Trust
Series 11 A1 4.864% 7/15/38	152,588	146,736
Series 2004-1 A 6.005% 8/15/37	98,241	99,924
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37	180,000	179,928
Renaissance Home Equity Loan Trust
Series 2004-4 AF2 3.856% 2/25/35	135,757	135,141
Series 2005-4 A2 5.399% 2/25/36	245,000	244,158
Series 2005-4 A3 5.565% 2/25/36	150,000	150,189
Series 2006-2 AF3 5.797% 8/25/36	175,000	176,369
•Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31	280,681	277,767
Residential Funding Mortgage Securities II Series 2006-HI2 A3 5.79% 2/25/36	595,000	599,172
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33	11,041	1,104
#Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34	30,222	30,222
#Sierra Receivables Funding Company 144A
Series 2003-1A A 3.09% 1/15/14	81,693	80,523
Series 2003-2A A1 144A 3.03% 12/15/15	116,221	113,485
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	287,302	257,732
Series 2005-2XS 1A2A 4.51% 2/25/35	935,000	917,500
Total Non-Agency Asset-Backed Securities (cost $7,465,166)		7,718,077

Non-Agency Collateralized Mortgage Obligations- 4.99%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	436,441	436,305
Series 2004-2 1A1 6.00% 3/25/34	410,216	410,088
Series 2004-10 1CB1 6.00% 11/25/34	35,602	35,727
Series 2004-11 1CB1 6.00% 12/25/34	611,611	614,273
Series 2005-9 5A1 5.50% 10/25/20	250,869	249,458
Bank of America Funding Securities
•Series 2003-D 1A2 6.086% 5/25/33	9,717	9,777
•Series 2004-L 4A1 5.164% 1/25/35	446,467	440,524
Series 2005-9 2A1 4.75% 10/25/20	603,408	592,920
•Series 2006-F 1A2 5.175% 7/20/36	510,556	503,855
•Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35	190,567	186,594
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.205% 5/25/36	394,484	400,167
Series 2006-3 34A1 6.217% 5/25/36	698,221	708,399
Series 2006-4 23A5 6.246% 8/25/36	516,518	522,169
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	660,242	653,944
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	224,345	224,135
•Series 2004-J7 1A2 4.673% 8/25/34	200,642	199,014
Series 2005-57CB 4A3 5.50% 12/25/35	430,825	430,433
•Series 2005-63 3A1 5.896% 11/25/35	633,674	634,427
Series 2005-85CB 2A2 5.50% 2/25/36	703,828	705,031
Series 2006-2CB A3 5.50% 3/25/36	643,485	646,363
◆Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-1 A2 6.00% 3/25/36	456,484	456,428
Series 2006-HYB3 3A1A 6.127%5/25/36	580,670	588,192
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	90,329	91,342
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	140,248	148,441
•Series 2004-AR5 4A1 5.682% 10/25/34	268,338	267,200
•General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 4A
5.185% 5/25/35	471,014	460,704
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	121,927	127,919
Series 1999-3 A 8.00% 8/19/29	203,271	214,611
Series 2005-RP1 1A3 8.00% 1/25/35	396,598	420,416
Series 2005-RP1 1A4 8.50% 1/25/35	361,478	383,385
Series 2006-RR1 1A3 8.00% 1/25/36	193,827	205,224
•Indymac Index Mortgage Loan Trust Series 2006-AR7 5A1 6.159% 5/25/36	394,935	399,804
•JPMorgan Mortgage Trust
Series 2005-A6 1A2 5.151% 9/25/35	660,000	661,005
Series 2006-A2 3A3 5.685% 4/25/36	455,000	456,453
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	464,826	465,139
•MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.862% 12/25/33	330,021	333,883
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	70,534	72,296
Series 2003-9 1A1 5.50% 12/25/18	417,533	415,446
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	378,974	400,716
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35	670,000	659,955
Residential Accredit Loans Series 2005-QS9 A6 5.50% 6/25/35	150,000	146,609
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	255,577	260,024
•Residential Funding Mortgage Security Series 2006-SA3 3A1 6.093% 9/25/36	563,924	568,330
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34	290,901	287,810
•Structured Asset Securities
Series 2002-22H 1A 6.960% 11/25/32	68,298	69,664
Series 2005-6 B2 5.344% 5/25/35	98,197	93,443
◆Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	578,376	578,355
Series 2006-2 2CB 6.50% 3/25/36	388,487	393,222
Series 2006-5 2CB3 6.00% 7/25/36	529,224	535,063
Series 2006-5 LB1 6.00% 7/25/36	254,564	253,688
•Series 2006-AR5 3A 5.503% 7/25/46	409,380	409,844
Washington Mutual
•Series 2003-AR4 A7 3.95% 5/25/33	166,328	163,090
Series 2004-CB3 4A 6.00% 10/25/19	293,397	296,523
•Series 2006-AR8 1A5 5.941% 8/25/46	126,041	126,706
•Series 2006-AR8 2A3 6.170% 8/25/36	82,534	83,269
•Series 2006-AR10 1A1 5.98% 9/25/36	598,008	603,481
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-I 1A1 3.379% 7/25/34	364,007	365,765
•Series 2004-T A1 3.461% 9/25/34	281,175	280,757
Series 2005-14 2A1 5.50% 12/25/35	221,116	214,966
Series 2005-17 1A1 5.50% 1/25/36	1,298,543	1,265,268
Series 2006-7 2A1 6.00% 6/25/36	1,038,747	1,034,852
•Series 2006-AR4 1A1 5.868% 4/25/36	317,203	317,200
•Series 2006-AR4 2A1 5.789% 4/25/36	1,182,500	1,178,822
•Series 2006-AR10 5A1 5.606% 7/25/36	542,901	543,503
Total Non-Agency Collateralized Mortgage Obligations (cost $26,191,593)		25,902,416
U.S. Treasury Obligations- 1.70%
U.S. Treasury Bonds 4.50% 2/15/36	275,000	263,592
U.S. Treasury Inflation Index Notes
2.00% 1/15/26	543,356	521,283
2.375% 4/15/11	748,367	749,391
2.50% 7/15/16	1,244,245	1,269,519
3.00% 7/15/12	1,516,478	1,573,880
U.S. Treasury Notes
4.625% 8/31/11	2,170,000	2,173,053
4.875% 8/31/08	410,000	411,265
4.875% 8/15/09	275,000	276,955
4.875% 8/15/16	1,565,000	1,595,078
Total U.S. Treasury Obligations (cost $8,824,052)		8,834,016
	Number of
	Shares
Warrant- 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	1,465	0
Total Warrant (cost $124,625)		0
	Principal
	Amount
	(U.S. $)
≠Commercial Paper- 7.51%
Barton Capital 5.283% 10/5/06	$4,500,000	4,497,370
Cargill 5.31% 10/10/06	5,000,000	5,000,028
Morgan Stanley 5.271% 10/12/06	12,000,000	11,980,750
Sheffield Receivables 5.289% 10/12/06	8,000,000	7,987,118
Starbird Funding 5.292% 10/11/06	7,000,000	6,989,753
Three Pillars 5.372% 10/2/06	2,500,000	2,499,627
Total Commercial Paper (cost $38,954,618)		38,954,646

Total Market Value of Securities - 105.06%
(cost $447,086,356)		545,333,244
Liabilities Net of Receivables and Other Assets (See Notes) - (5.06%)©z		(26,245,798)
Net Assets Applicable to 31,393,383 Shares Outstanding - 100.00%		$519,087,446

†Non-income producing security for the period ended September 30, 2006.
•Variable rate security. The interest rate shown is the rate as of September 30, 2006.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $20,255,773, which represented 3.90% of the Fund’s net assets. See Note 4 in "Notes."
≠The interest rate shown is the effective yield as of the time of purchase.
@Illiquid security. At September 30, 2006, the aggregate amount of illiquid securities equaled $138,677, which represented 0.03% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2006, the aggregate amount of fair valued securities equaled $138,677, which represented 0.03% of the Fund’s net assets. See Note 1 in "Notes."
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
◆Pass-Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
©Includes $1,026,200 cash pledged as collateral for financial future contracts.
zOf this amount, $35,812,956 represents payable for securities purchased as of September 30, 2006.

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To Be Announced
yr - Year

The following futures contracts were outstanding at September 30, 2006:

Futures Contracts1

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
102 U.S. Treasury 10 year Notes	$10,911,170	$11,022,375	12/31/06	$111,205
22 U.S. Treasury 5 year Notes	2,303,889	2,321,344	12/31/06	17,455
(19) U.S. Treasury long Bond	(2,113,168)	(2,135,719)	12/31/06	(22,551)
				$106,109

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Managed Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and gross unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments               $452,291,153
Aggregate unrealized appreciation      100,639,952
Aggregate unrealized depreciation           (7,597,861)
Net unrealized appreciation       $ 93,042,091

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $18,990,211 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2010.

3. Supplemental Financial Instrument Information
Financial Futures Contracts - The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Credit and Market Risk
The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Money Market Fund

September 30, 2006

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
≠Discount Commercial Paper - 68.76%
µAmstel Funding 5.405% 12/22/06	$25,000,000	$24,700,472
µAquinas Funding 5.375% 10/24/06	16,229,000	16,174,254
Barclays Funding
5.392% 11/27/06	9,000,000	8,925,045
5.404% 11/6/06	7,200,000	7,162,056
5.405% 12/6/06	10,000,000	9,903,567
µBarton Capital 5.357% 10/5/06	12,100,000	12,092,928
BASF
5.387% 10/10/06	10,000,000	9,986,825
5.391% 10/20/06	15,000,000	14,958,279
Citigroup Funding 5.402% 10/23/06	25,000,000	24,919,410
µCRC Funding 5.375% 10/25/06	26,000,000	25,908,827
µEureka Securitization
5.363% 10/16/06	13,400,000	13,370,632
5.365% 10/23/06	11,200,000	11,163,998
µFountain Square Commercial Funding
5.356% 10/20/06	8,220,000	8,197,180
5.375% 10/30/06	9,991,000	9,948,585
5.413% 12/15/06	8,000,000	7,912,167
HBOS Treasury Service 5.406% 12/12/06	10,900,000	10,785,332
Metlife Funding 5.399% 11/21/06	16,200,000	16,079,283
Schlumberger Technology
5.376% 11/14/06	14,000,000	13,909,996
5.394% 10/19/06	12,600,000	12,566,799
µSheffield Receivables 5.356% 10/13/06	26,000,000	25,954,413
µSigma Finance 5.447% 10/2/06	18,800,000	18,797,196
µStarbird Funding
5.371% 11/1/06	11,000,000	10,950,081
5.385% 10/10/06	6,245,000	6,236,772
5.387% 10/26/06	9,500,000	9,465,233
µThree Pillars 5.447% 10/2/06	22,500,000	22,496,644
UBS Finance 5.386% 10/24/06	25,000,000	24,915,986
Total Discount Commercial Paper (cost $377,481,960)		377,481,960

•Floating Rate Notes - 8.20%
AXA Equitable Life Insurance 5.424% 3/21/07	15,000,000	15,000,000
Morgan Stanley 5.521% 11/21/06	10,000,000	10,000,000
Washington Mutual Bank 5.384% 12/15/06	20,000,000	20,000,000
Total Floating Rate Notes (cost $45,000,000)		45,000,000
Interest Bearing Certificates of Deposit - 13.75%
Bank of the West 5.394% 12/11/06	27,000,000	27,000,000
First Tennessee Bank 5.404% 12/13/06	26,000,000	26,000,000
Wilmington Trust 5.445% 12/1/06	22,500,000	22,500,733
Total Interest Bearing Certificates of Deposit (cost $75,500,733)		75,500,733

Interest Bearing Loan Participation - 6.47%
Cargill 5.384% 10/10/06	20,500,000	20,500,000
National Rural Utilities Cooperative 5.384% 10/13/06	15,000,000	15,000,000
Total Interest Bearing Loan Participation (cost $35,500,000)		35,500,000

Total Market Value of Securities - 97.18% (Cost $533,482,693)©		533,482,693
Receivables and Other Assets Net of Liabilities (See Notes) - 2.82%		15,486,731
Net Assets Applicable to 54,896,939 Shares Outstanding - 100.00%		$548,969,424

≠The interest rate shown is the effective yield as of the time of purchase.
µAsset-Backed Commercial Paper.
•Variable rate securities. The interest rate shown is the rate as of September 30, 2006.
©Also the cost for federal income tax purposes.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Money Market Fund (the “Fund”).

Security Valuation - Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

2. Credit and Market Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 85% of net assets at September 30, 2006. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Social Awareness Fund

September 30, 2006

	Number of	Market
	Shares	Value
		(U.S.$)
Common Stock- 97.02%
Basic Materials - 4.46%
Airgas	287,000	$10,380,790
Ecolab	317,700	13,603,914
Lubrizol	233,400	10,673,382
†Pactiv	235,500	6,692,910
Temple-Inland	178,400	7,153,840
Worthington Industries	239,700	4,089,282
		52,594,118
Business Services - 1.43%
Manpower	71,100	4,356,297
Pitney Bowes	152,300	6,757,551
Republic Services Class A	143,300	5,762,093
		16,875,941
Capital Goods - 4.67%
American Standard	210,300	8,826,291
Emerson Electric	262,200	21,988,092
Fluor	162,400	12,486,936
†Grant Prideco	129,000	4,905,870
Teleflex	122,900	6,838,156
		55,045,345
Communication Services - 2.71%
BellSouth	357,100	15,266,025
Embarq	182,200	8,813,014
Telefonos de Mexico ADR	309,100	7,906,778
		31,985,817
Consumer Discretionary - 5.78%
Abercrombie & Fitch Class A	140,000	9,727,200
Best Buy	234,800	12,575,888
†Coach	443,400	15,252,960
†Kohl's	128,600	8,348,712
Nordstrom	357,000	15,101,100
†Urban Outfitters	408,900	7,233,441
		68,239,301
Consumer Services - 1.44%
McDonald's	322,200	12,604,464
Southwest Airlines	266,700	4,443,222
		17,047,686
Consumer Staples - 7.34%
Clorox	256,600	16,165,800
CVS	382,200	12,276,264
†Energizer Holdings	88,700	6,385,513
General Mills	184,300	10,431,380
Heinz (H.J.)	340,700	14,285,551
Kellogg	200,100	9,908,952
Walgreen	242,500	10,764,575
Wrigley, (Wm) Jr.	110,100	5,071,206
Wrigley, (Wm) Jr. Class B	27,525	1,266,150
		86,555,391
Credit Cyclicals - 1.05%
D.R. Horton	303,900	7,278,405
Magna International Class A	70,500	5,148,615
		12,427,020
Energy - 6.59%
Devon Energy	301,500	19,039,725
EOG Resources	303,800	19,762,190
†National Oilwell Varco	191,200	11,194,760
†Newfield Exploration	263,400	10,151,436
Patterson-UTI Energy	183,100	4,350,456
Tidewater	105,300	4,653,207
†Transocean	117,300	8,589,879
		77,741,653
Financials - 22.48%
†Affiliated Managers Group	95,300	9,540,483
Allstate	178,000	11,165,940
American International Group	240,300	15,922,278
Bank of America	964,722	51,680,157
Bear Stearns	123,500	17,302,350
Berkley (W.R.)	176,850	6,258,722
Capital One Financial	87,300	6,867,018
CIT Group	141,000	6,856,830
Everest Re Group	61,900	6,037,107
Freddie Mac	159,400	10,573,002
Golden West Financial	108,400	8,373,900
Mellon Financial	457,000	17,868,700
North Fork Bancorporation	312,500	8,950,000
PMI Group	136,700	5,988,827
PNC Financial Services Group	105,400	7,635,176
Prudential Financial	165,800	12,642,250
U.S. Bancorp	490,600	16,297,732
UnitedHealth Group	313,700	15,434,040
Wachovia	222,300	12,404,340
†WellPoint	159,200	12,266,360
Wells Fargo	143,000	5,173,740
		265,238,952
Health Care - 13.28%
Allergan	109,600	12,342,056
†Amgen	243,100	17,388,943
Bard (C.R.)	135,800	10,185,000
†Barr Pharmaceuticals	96,800	5,027,792
Baxter International	144,400	6,564,424
Biomet	133,800	4,307,022
†Express Scripts Class A	119,000	8,983,310
†Forest Laboratories	299,700	15,167,817
†Genentech	119,200	9,857,840
†Gen-Probe	117,800	5,523,642
†Gilead Sciences	168,900	11,603,430
HCA	129,900	6,480,711
Medtronic	239,800	11,136,312
PerkinElmer	242,500	4,590,525
Quest Diagnostics	141,200	8,635,792
Shire ADR	311,700	15,394,863
†Vertex Pharmaceuticals	103,000	3,465,950
		156,655,429
Media - 3.00%
†Comcast Class A	177,800	6,551,930
†Comcast Special Class A	275,600	10,144,836
Omnicom Group	44,300	4,146,480
Time Warner	798,500	14,556,655
		35,399,901
Real Estate - 1.06%
Developers Diversified Realty	103,000	5,743,280
ProLogis	118,200	6,744,492
		12,487,772
Technology - 17.97%
†Adobe Systems	176,100	6,594,945
Applied Materials	651,600	11,552,868
†BEA Systems	438,200	6,660,640
†Cisco Systems	908,400	20,893,200
†Corning	341,800	8,343,338
†Dell	219,100	5,004,244
†EMC	769,200	9,215,016
†Google Class A	27,200	10,931,680
Hewlett-Packard	868,600	31,868,934
Intel	926,500	19,058,105
Microsoft	1,080,200	29,521,866
Motorola	490,700	12,267,500
National Semiconductor	141,300	3,324,789
†NAVTEQ	135,700	3,543,127
†Oracle	351,300	6,232,062
QUALCOMM	296,600	10,781,410
Sony ADR	95,500	3,854,380
Texas Instruments	371,100	12,339,075
		211,987,179
Transportation - 1.65%
FedEx	105,300	11,444,004
Norfolk Southern	183,400	8,078,770
		19,522,774
Utilities - 2.11%
NSTAR	211,300	7,048,968
Puget Energy	258,500	5,875,705
Questar	146,900	12,012,013
		24,936,686
Total Common Stock (cost $841,898,829)		1,144,740,965
	Principal
	Amount (U.S. $)
^Discount Notes- 2.97%
Fannie Mae
4.882% 10/2/06	$520,000	519,930
5.176% 10/20/06	700,000	698,094
Freddie Mac
5.095% 10/3/06	4,430,000	4,428,748
5.135% 10/17/06	8,837,000	8,816,890
5.155% 10/2/06	700,000	699,900
5.475% 10/10/06	4,703,000	4,696,953
Federal Farm Credit Bank 5.038% 10/10/06	4,320,000	4,314,568
Federal Home Loan Bank
5.157% 10/13/06	7,420,000	7,407,282
5.16% 10/3/06	2,505,000	2,504,283
5.174% 10/6/06	900,000	899,354
Total Discount Notes (cost $34,986,002)		34,986,002
Total Market Value of Securities - 99.99%
(cost $876,884,831)		1,179,726,967
Receivables and Other Assets Net of Liabilities (See Notes) - 0.01%		167,813
Net Assets Applicable to 34,597,501 Shares Outstanding - 100.00%		$1,179,894,780

†Non-income producing security for the period ended September 30, 2006.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
ADR - American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (The “Trust”) - Social Awareness Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments            $880,243,046
Aggregate unrealized appreciation    318,979,407
Aggregate unrealized depreciation    (19,495,486)
Net unrealized appreciation         $299,483,921

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $139,899,840 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $130,440,344 expires in 2010 and $9,459,496 expires in 2011.

3. Market Risk
The fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Special Opportunities Fund

September 30, 2006

	Number of	Market
	Shares	Value (U.S. $)
Common Stock - 98.05%
Basic Industry - 10.34%
Ball	134,600	$5,444,570
Eastman Chemical	66,800	3,608,536
FMC	110,200	7,060,514
IPSCO	61,300	5,312,871
Lubrizol	58,600	2,679,778
Masco	156,200	4,283,004
Monsanto	108,400	5,095,884
Nucor	158,000	7,819,420
†Pactiv	193,100	5,487,902
Phelps Dodge	63,600	5,386,920
PPG Industries	63,500	4,259,580
Praxair	54,200	3,206,472
RPM International	181,500	3,446,685
Sherwin-Williams	92,000	5,131,760
Sigma-Aldrich	55,000	4,161,850
Sonoco Products	94,900	3,192,436
St. Joe	94,700	5,196,189
		80,774,371
Business Services - 2.14%
Brink's	117,000	6,208,020
Deluxe	54,300	928,530
Donnelley (R.R.) & Sons	136,100	4,485,856
Manpower	83,400	5,109,918
		16,732,324
Capital Spending - 5.09%
Cummins	57,000	6,796,110
†Energizer Holdings	68,000	4,895,320
Harsco	81,900	6,359,535
Ingersoll-Rand Class A	63,800	2,423,124
PACCAR	81,000	4,618,620
Parker Hannifin	60,500	4,702,665
Republic Services	120,300	4,837,263
Timken	172,700	5,143,006
		39,775,643
Conglomerates - 0.85%
Textron	75,700	6,623,750
		6,623,750
Consumer Cyclical - 3.57%
Borg Warner	56,200	3,212,954
Centex	63,200	3,325,584
D.R. Horton	165,533	3,964,515
Eaton	43,600	3,001,860
Furniture Brands International	149,100	2,838,864
Johnson Controls	90,400	6,485,296
KB HOME	76,800	3,363,840
Magna International Class A	23,800	1,738,114
		27,931,027
Consumer Services - 11.89%
†AutoNation	108,321	2,263,909
Belo Class A	239,500	3,786,495
Claire's Stores	81,400	2,373,624
CVS	150,200	4,824,424
†Dollar Tree Stores	212,700	6,585,192
Eastman Kodak	126,000	2,822,400
Federated Department Stores	230,000	9,938,299
Fortune Brands	80,200	6,023,822
Harrah's Entertainment	60,125	3,994,104
Hasbro	123,000	2,798,250
Jones Apparel Group	107,000	3,471,080
Marriott International Class A	154,800	5,981,472
†Mediacom Communications Class A	270,800	1,928,096
Meredith	131,700	6,496,761
PETsMART	173,000	4,800,750
Ross Stores	243,400	6,184,794
†Saks	153,900	2,659,392
†Scholastic	62,500	1,946,875
ServiceMaster	190,300	2,133,263
Starwood Hotels & Resorts Worldwide	52,000	2,973,880
Tiffany & Co	118,700	3,940,840
VF	68,800	5,018,960
		92,946,682
Consumer Staples - 5.39%
Archer-Daniels-Midland	201,300	7,625,244
Bunge Limited	90,400	5,238,680
†Constellation Brands Class A	217,200	6,251,016
Del Monte Foods	422,300	4,413,035
Hershey	60,000	3,207,000
Reynolds American	142,000	8,799,740
†Smithfield Foods	143,900	3,888,178
Tyson Foods Class A	168,900	2,682,132
		42,105,025
Energy - 7.32%
Chesapeake Energy	136,500	3,955,770
El Paso	407,500	5,558,300
ENSCO International	123,100	5,395,473
Equitable Resources	152,600	5,337,948
KeySpan	87,000	3,579,180
Marathon Oil	107,400	8,259,060
†Newfield Exploration	173,500	6,686,690
Questar	49,000	4,006,730
Rowan	153,600	4,858,368
Sempra Energy	107,000	5,376,750
Williams	175,000	4,177,250
		57,191,519
Financial Services - 19.92%
AMBAC Financial Group	67,600	5,593,900
American Financial Group	132,700	6,227,611
Associated Banc-Corp	124,500	4,046,250
Astoria Financial	106,950	3,296,199
Bank of Hawaii	121,100	5,832,176
Bear Stearns	46,000	6,444,600
Berkley (W.R.)	177,750	6,290,573
CIT Group	93,200	4,532,316
Colonial BancGroup	258,700	6,338,150
Comerica	64,100	3,648,572
Compass Bancshares	91,900	5,236,462
Countrywide Financial	157,598	5,522,234
Edwards (A.G.)	58,400	3,111,552
Everest Re Group	19,000	1,853,070
Fidelity National Financial	109,210	4,548,597
First Horizon National	96,200	3,656,562
Loews	186,000	7,049,399
Manulife Financial	173,526	5,597,949
Marshall & Ilsley	73,800	3,555,684
MBIA	89,900	5,523,456
Nationwide Financial Services	59,600	2,866,760
Northern Trust	77,500	4,528,325
Old Republic International	144,750	3,206,213
Popular	181,600	3,530,304
Protective Life	71,000	3,248,250
Radian Group	72,000	4,320,000
Raymond James Financial	116,550	3,407,922
Regions Financial	130,000	4,782,700
Reinsurance Group of America	111,800	5,805,774
St. Paul Travelers	103,500	4,853,115
StanCorp Financial Group	90,000	4,016,700
TCF Financial	99,800	2,623,742
Torchmark	76,000	4,796,360
Zions Bancorporation	72,100	5,754,301
		155,645,778
Health Care - 8.16%
Aetna	125,200	4,951,660
Becton, Dickinson	68,700	4,855,029
CIGNA	44,400	5,164,608
†Community Health Systems	137,000	5,116,950
†Health Net	101,100	4,399,872
†Lincare Holdings	61,600	2,133,824
McKesson	128,400	6,769,248
†MedImmune	68,100	1,989,201
Mylan Laboratories	205,300	4,132,689
Omnicare	116,600	5,024,294
Service Corp International	603,300	5,634,822
†Tenet Healthcare	270,600	2,202,684
Universal Health Services Class B	119,900	7,185,607
†Watson Pharmaceuticals	161,800	4,234,306
		63,794,794
Real Estate - 4.30%
Apartment Investment & Management	79,300	4,314,713
Archstone-Smith Trust	103,800	5,650,872
Boston Properties	60,600	6,262,404
Kimco Realty	117,600	5,041,512
Mack-Cali Realty	63,200	3,273,760
New Plan Excel Realty Trust	109,900	2,972,795
Simon Property Group	67,400	6,107,788
		33,623,844
Technology - 11.24%
Acxiom	233,600	5,760,576
†Adobe Systems	94,600	3,542,770
†Agilent Technologies	134,400	4,393,536
†Alliant Techsystems	30,900	2,504,754
†Apple Computer	67,800	5,222,634
†Avnet	132,200	2,593,764
†BEA Systems	587,700	8,933,040
CDW	76,600	4,724,688
†Citrix Systems	85,400	3,092,334
†Computer Sciences	77,200	3,792,064
†Compuware	815,900	6,355,861
Goodrich	83,800	3,395,576
National Semiconductor	154,800	3,642,444
Pitney Bowes	37,200	1,650,564
†Polycom	111,300	2,730,189
Rockwell Automation	121,300	7,047,530
†Sanmina-SCI	360,300	1,347,522
†Sybase	233,900	5,669,736
†Synopsys	249,200	4,914,224
Tektronix	92,400	2,673,132
†Thermo Electron	98,500	3,874,005
		87,860,943
Transportation - 1.63%
Canadian National Railway	104,100	4,365,954
CSX	88,000	2,889,040
Norfolk Southern	31,200	1,374,360
†YRC Worldwide	110,900	4,107,736
		12,737,090
Utilities - 6.21%
CenturyTel	103,100	4,089,977
DTE Energy	56,000	2,324,560
Edison International	199,900	8,323,836
Energy East	116,000	2,751,520
Great Plains Energy	69,500	2,155,890
PG&E	108,500	4,519,025
PPL	186,000	6,119,400
Public Service Enterprise Group	113,300	6,932,827
TXU	120,000	7,502,400
Wisconsin Energy	88,000	3,796,320
		48,515,755
Total Common Stock (cost $494,491,629)		766,258,545
	Principal
	Amount (U.S. $)
≠Commercial Paper - 2.25%
Rabobank USA Finance 5.354% 10/2/06	$7,600,000	7,598,871
Total Capital 5.354% 10/2/06	10,000,000	9,998,514
Total Commercial Paper (cost $17,597,385)		17,597,385
Total Market Value of Securities - 100.30%
(cost $512,089,014)		783,855,930
Liabilities Net of Receivables and Other Assets (See Notes) - (0.30%)		(2,330,825)
Net Assets Applicable to 18,808,228 Shares Outstanding - 100.00%		$781,525,105

†Non-income producing security for the period ended September 30, 2006.
≠The interest rate shown is the effective yield as of the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Special Opportunities Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments              $ 512,158,995
Aggregate unrealized appreciation        284,566,429
Aggregate unrealized depreciation        (12,869,494)
Net unrealized appreciation          $271,696,935

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust - Conservative Profile Fund

September 30, 2006

	Number of	Market
	Shares	Value (U.S. $)
Affiliated Investment Companies - 100.14%
Equity Funds - 32.30%
*Delaware VIP Trust-
†Delaware VIP U.S. Growth Series	1,386,371	$10,397,783
Delaware VIP Value Series	487,420	10,440,536
*Lincoln Variable Insurance Products Trust-
†Aggressive Growth Fund	394,154	4,344,761
Core Fund	1,003	11,183
†Growth Fund	222,859	2,608,114
		27,802,377
Fixed Income Funds - 59.72%
**Delaware Group Government Funds-Inflation Protected Bond Fund	943,518	9,095,511
*Delaware VIP Trust-
Delaware VIP Diversified Income Series	3,071,640	29,334,160
Delaware VIP High Yield Series	731,432	4,337,394
*Lincoln Variable Insurance Products Trust- Bond Fund	664,356	8,626,666
		51,393,731
International Funds - 8.12%
*Jefferson Pilot Variable Fund-International Equity Portfolio	257,471	3,500,577
*Lincoln Variable Insurance Products Trust-International Fund	165,385	3,490,622
		6,991,199
Total Affiliated Investment Companies (cost $83,664,724)		86,187,307
Total Market Value of Securities - 100.14%
(cost $83,664,724)		86,187,307
Liabilities Net of Receivables and Other Assets (See Notes) - (0.14%)		(116,747)
Net Assets Applicable to 7,792,409 Shares Outstanding - 100.00%		$86,070,560

†Non-income producing security for the period ended September 30, 2006.
*Standard Class shares
** Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Conservative Profile Fund (the “Fund”).

Security Valuation - The Fund will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust, Jefferson Pilot Variable Fund, Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”).The market value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments             $83,822,769
Aggregate unrealized appreciation     2,644,943
Aggregate unrealized depreciation       (280,405)
Net unrealized appreciation         $ 2,364,538

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Moderate Profile Fund

September 30, 2006

	Number of	Market
	Shares	Value (U.S. $)
Affiliated Investment Companies - 100.05%
Equity Funds - 43.17%
*Delaware VIP Trust -
Delaware VIP Small Cap Value Series	431,467	$13,638,676
†Delaware VIP U.S. Growth Series	6,386,243	47,896,819
Delaware VIP Value Series	1,923,076	41,192,283
*Lincoln Variable Insurance Products Trust -
†Aggressive Growth Fund	1,247,462	13,750,771
Core Fund	1,542,240	17,197,522
†Growth Fund	1,176,646	13,770,293
		147,446,364
Fixed Income Funds - 39.72%
**Delaware Group Government Funds -
Inflation Protected Bond Fund	1,338,997	12,907,919
*Delaware VIP Trust -
Delaware VIP Diversified Income Series	9,634,068	92,005,346
Delaware VIP High Yield Series	2,311,753	13,708,693
*Lincoln Variable Insurance Products Trust -
Bond Fund	1,311,967	17,035,889
		135,657,847
International Funds - 17.16%
*Delaware VIP Trust -
Delaware VIP Emerging Markets Series	912,753	17,159,759
*Jefferson Pilot Variable Fund -
International Equity Portfolio	1,526,856	20,759,134
*Lincoln Variable Insurance Products Trust -
International Fund	979,411	20,671,446
		58,590,339
Total Affiliated Investment Companies (cost $330,360,730)		341,694,550
Total Market Value of Securities - 100.05%
(cost $330,360,730)		341,694,550
Liabilities Net of Receivables and Other Assets (See Notes) - (0.05%)		(179,281)
Net Assets Applicable to 29,850,804 Shares Outstanding - 100.00%		$341,515,269

†Non-income producing security for the period ended September 30, 2006.
*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Moderate Profile Fund (the “Fund”).

Security Valuation - The Fund will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust, Jefferson Pilot Variable Fund, Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The market value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments            $331,047,918
Aggregate unrealized appreciation       11,800,000
Aggregate unrealized depreciation        (1,153,368)
Net unrealized appreciation          $ 10,646,632

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products-Moderately Aggressive Profile Fund

September 30, 2006

	Number	Market
	of Shares	Value (U.S. $)
Affiliated Investment Companies - 99.62%
Equity Funds - 54.81%
*Delaware VIP Trust -
Delaware VIP Small Cap Value Series	211,810	$6,695,311
†Delaware VIP U.S. Growth Series	4,492,189	33,691,418
Delaware VIP Value Series	1,365,775	29,254,895
*Jefferson Pilot Variable Fund -
Mid-Cap Value Portfolio	507,602	6,735,365
Value Portfolio	489,854	11,287,711
*Lincoln Variable Insurance Products Trust -
†Aggressive Growth Fund	818,496	9,022,280
Core Fund	1,418,090	15,813,124
†Growth Fund	962,309	11,261,901
		123,762,005
Fixed Income Funds - 19.80%
*Delaware VIP Trust -
Delaware VIP Diversified Income Series	2,103,713	20,090,455
Delaware VIP High Yield Series	759,055	4,501,197
*Lincoln Variable Insurance Products Trust - Bond Fund	1,549,661	20,122,342
		44,713,994
International Funds - 25.01%
*Delaware VIP Trust -
Delaware VIP Emerging Markets Series	718,176	13,501,718
*Jefferson Pilot Variable Fund -
International Equity Portfolio	1,500,741	20,404,070
*Lincoln Variable Insurance Products Trust -
International Fund	1,069,690	22,576,871
		56,482,659
Total Affiliated Investment Companies (cost $216,846,991)		224,958,658
	Principal
	Amount
≠Commercial Paper- 0.16%	(U.S. $)
Rabobank USA Finance 5.35% 10/2/06	$350,000	349,948
Total Commercial Paper (cost $349,948)		349,948

Total Market Value of Securities - 99.78%
(cost $217,196,939)		225,308,606
Receivables and Other Assets Net of Liabilities (See Notes) - 0.22%		500,981
Net Assets Applicable to 19,211,406 Shares Outstanding - 100.00%		$225,809,587

≠The interest rate shown is the effective yield as of the time of purchase.
†Non-income producing security for the period ended September 30, 2006.
*Standard Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust’) - Moderately Aggressive Profile Fund (the “Fund”).

Security Valuation - The Fund will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust, Jefferson Pilot Variable Fund, Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The market value of the Funds’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments            $217,461,327
Aggregate unrealized appreciation        8,964,504
Aggregate unrealized depreciation      (1,117,225)
Net unrealized appreciation         $ 7,847,279

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Aggressive Profile Fund

September 30, 2006

	Number of	Market
	Shares	Value
		(U.S. $)
Affiliated Investment Companies - 100.31%
Equity Funds - 68.12%
*Delaware VIP Trust-
Delaware VIP Small Cap Value Series	83,438	$2,637,483
†Delaware VIP U.S. Growth Series	1,501,784	11,263,380
Delaware VIP Value Series	527,533	11,299,755
*Jefferson Pilot Variable Fund-
†Mid-Cap Value Portfolio	150,089	1,991,531
Value Portfolio	202,607	4,668,678
*Lincoln Variable Insurance Products Trust-
†Aggressive Growth Fund	242,072	2,668,357
Core Fund	478,000	5,330,174
†Growth Fund	341,311	3,994,365
†Growth Opportunities Fund	104,229	1,332,782
		45,186,505
International Funds - 32.19%
*Delaware VIP Trust-
Delaware VIP Emerging Markets Series	318,234	5,982,791
*Jefferson Pilot Variable Fund-
International Equity Portfolio	541,840	7,366,861
*Lincoln Variable Insurance Products Trust-
International Fund	379,019	7,999,580
		21,349,232
Total Affiliated Investment Companies (cost $63,943,783)		66,535,737

Total Market Value of Securities - 100.31%
(cost $63,943,783)		66,535,737
Liabilities Net of Receivables and Other Assets (See Notes) - (0.31%)		(206,237)
Net Assets Applicable to 5,463,897 Shares Outstanding - 100.00%		$66,329,500

*Standard Class Shares
†Non-income producing security for the period ended September 30, 2006.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Aggressive Profile Fund (the “Fund”).

Security Valuation - The Fund will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust, Jefferson Pilot Variable Fund, Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The market value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                 $64,176,415
Aggregate unrealized appreciation          2,927,723
Aggregate unrealized depreciation                  (568,401)
Net unrealized appreciation             $  2,359,322

Item 2. Controls and Procedures

(a)  The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

By:  /s/  Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date:  November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/   Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date: November 22, 2006

By:  /s/  William P. Flory
William P. Flory
Chief Accounting Officer
(Signature and Title)

Date:  November 22, 2006